File No. 333-________

As filed on August 29, 2003

                                  U.S. SECURITIES AND EXCHANGE COMMISSION

                                            Washington, DC 20549

                                                 FORM N-14
                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                                       Pre-Effective Amendment No. 1
                                      Post-Effective Amendment No. |_|
                                      (Check appropriate box or boxes)

                                       American Skandia Advisor Funds, Inc.

                             (Exact Name of Registrant as Specified in Charter)

                                               (203) 926-1888
                                      (Area Code and Telephone Number)

                                            One Corporate Drive
                                             Shelton, CT 06484
                                  Address of Principal Executive Offices:
                                  (Number, Street, City, State, Zip Code)

                                         Edward P. Macdonald, Esq.
                            Assistant Secretary, American Skandia Advisor Funds,Inc.
                                            One Corporate Drive
                                             Shelton, CT 06484
                                   Name and Address of Agent for Service:
                               (Number and Street) (City) (State) (Zip Code)

                                                 Copies to:

                                         Robert K. Fulton, Esquire
                                   Stradley, Ronon, Stevens & Young, LLP
                                          2600 One Commerce Square
                                        Philadelphia, PA 19103-7098

                          Approximate Date of Proposed Public Offering: As soon as
                      practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this
Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a)
of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of the securities being registered:  Shares of beneficial interest of the ASAF Sanford Bernstein
Managed Index 500 Fund of American Skandia Advisor Funds.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                                    AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND
                                            One Corporate Drive
                                                P.O. Box 883
                                         Shelton, Connecticut 06484

                                         IMPORTANT PROXY MATERIALS
                                              PLEASE VOTE NOW

Dear Shareholder:                                                      September     ,2003

I am writing to ask you to vote on an important  proposal  whereby the assets of the ASAF  Alliance/Berstein
Growth + Value Fund (the  "Growth + Value Fund")  would be acquired by the ASAF  Sanford  Bernstein  Managed
Index 500 Fund (the  "Managed  Index Fund" and  together  with the Growth + Value Fund,  the  "Funds").  The proposed  acquisition is referred to as a merger.  The Funds are each a series of American  Skandia  Advisor
Funds,  Inc.  ("ASAF").  A  shareholder  meeting for the Growth + Value Fund is  scheduled  for November 21,
2003.  Only  shareholders  of the  Growth + Value  Fund will vote on the  acquisition  of the Growth + Value
Fund's assets by the Managed Index Fund.

This package  contains  information  about the proposal and includes  materials  you will need to vote.  The
Board of Directors of ASAF has reviewed the proposal and  recommended  that it be presented to  shareholders of the  Growth + Value  Fund for their  consideration.  Although  the  Directors  have  determined  that the proposal is in the best interests of shareholders, the final decision is up to you.

If  approved,  the proposed  merger  would give you the  opportunity  to  participate  in a larger fund with similar investment policies.  In addition,  shareholders are expected to realize a reduction in both the net and gross annual operating  expenses paid on their  investment in the combined fund. The accompanying  proxy statement  and  prospectus  includes  a detailed  description  of the  proposal.  Please  read the  enclosed materials  carefully and cast your vote.  Remember,  your vote is extremely  important,  no matter how large or small your  holdings.  By voting now,  you can help avoid  additional  costs that would be incurred  with follow-up letters and calls.

To vote, you may use any of the following methods:

o By Mail.  Please  complete,  date and sign your proxy card before mailing it in the enclosed  postage paid envelope. Votes must be received prior to November 21, 2003.

o By  Internet.  Have your  proxy  card  available.  Go to the web  site:  [www.proxyvote.com].  Enter  your
12-digit  control number from your proxy card.  Follow the  instructions  found on the web site.  Votes must be entered prior to [4 p.m. on November 20, 2003].

o By  Telephone.  Call  [(800) 690-6903]  toll free.  Enter your  12-digit  control  number  from your proxy card.  Follow the instructions given.  Votes must be entered prior to [4 p.m. on November 20, 2003].

If you have any questions before you vote, please call us at           .   We   are   glad   to   help   you
understand the proposal and assist you in voting. Thank you for your participation.

Judy Rice

President

                                    AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND
                                            One Corporate Drive
                                                P.O. Box 883
                                         Shelton, Connecticut 06484

                                 NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To our Shareholders:

Notice is hereby given that a Special Meeting of Shareholders  (the Meeting) of the ASAF  Alliance/Bernstein
Growth + Value Fund (the "Growth + Value Fund") will be held at 100 Mulberry  Street,  Gateway Center Three,
14th Floor,  Newark,  New Jersey 07102, on November 21, 2003, at 11:00 a.m.  Eastern  Standard Time, for the
following purposes:

1. For  shareholders  of the Growth + Value Fund,  to approve or disapprove a Plan of  Reorganization  under which the  Growth + Value Fund will  transfer  all of its  assets  to,  and all of its  liabilities  will be assumed by, the ASAF Sanford  Bernstein  Managed  Index 500 Fund (the "Managed  Index Fund").  In connection with this  proposed  transfer,  each  whole and  fractional  share of each  class of the Growth + Value Fund shall be  exchanged  for whole and  fractional  shares  of equal  net asset  value of the same  class of the
Managed Index Fund and outstanding shares of the Growth + Value Fund will be cancelled.

2. To transact  such other  business as may  properly  come  before the Meeting or any  adjournments  of the
Meeting.

The Board of Directors of American  Skandia  Advisor Funds,  Inc., on behalf of the Growth + Value Fund, has fixed  the  close of  business  on  September  19,  2003 as the  record  date for the  determination  of the shareholders  of the Growth + Value Fund, as applicable,  entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

Marguerite E. H. Morrison

 Secretary

Dated: September  , 2003

                                         prospectus/proxy statement
                                             TABLE OF CONTENTS

                                                                                                               Page
Cover Page.................................................................................................
Summary  ..................................................................................................
         The Proposal......................................................................................
         Shareholder voting....................................................................................................................................
Comparisons of Some Important Features of the Funds........................................................
         Investment objectives and policies of the Funds...................................................
         Risks of investing in the Funds...................................................................
         Management of the Company and the Funds...........................................................
         Distribution Plan.................................................................................
         Valuation.........................................................................................
         Purchases, Redemptions, Exchanges and Distributions...............................................
         Fees and expenses.................................................................................
         Expense examples..................................................................................
         Performance.......................................................................................
Reasons for the Transaction................................................................................
Information about the Transaction..........................................................................
         Closing of the Transaction........................................................................
         Expenses of the Transaction.......................................................................
         Tax Consequences of the Transaction...............................................................
         Characteristics of the Managed Index Fund shares..................................................
         Capitalization of the Funds and Capitalization after the Transaction..............................
Voting Information.........................................................................................
         How to vote.......................................................................................
         Solicitation of proxies...........................................................................
Additional Information about the Company and the Funds.....................................................
Principal Holders of Shares................................................................................
Exhibits to Prospectus/Proxy Statement.....................................................................
         Exhibit A - Plan of Reorganization (attached).....................................................    A-1
         Exhibit B - Prospectus for the ASAF Sanford Bernstein Managed Index 500 Fund
         and the ASAF Alliance/Bernstein Growth + Value Fund dated March 1, 2003 .......................(enclosed)
         Exhibit C - ASAF Annual Report to Shareholders dated
         October 31, 2002 ..............................................................................(enclosed)

                                    AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                            One Corporate Drive
                                                P.O. Box 883
                                         Shelton, Connecticut 06484

                                         PROSPECTUS/PROXY STATEMENT
                                          Dated September __, 2003

                Acquisition of the Assets of the ASAF Alliance/Bernstein Growth + Value Fund

             By and in exchange for shares of the ASAF Sanford Bernstein Managed Index 500 Fund

         This  Prospectus/Proxy  Statement is furnished in connection with a Special Meeting (the "Meeting")
of  shareholders  the ASAF  Alliance/Bernstein  Growth + Value Fund (the  "Growth + Value Fund") of American
Skandia  Advisor  Funds,  Inc.  (the  "Company")  called by the Company to approve or  disapprove  a Plan of
Reorganization  (the  "Plan").  If  shareholders  of the Growth + Value Fund vote to approve  the Plan,  you will receive  shares of the ASAF Sanford  Bernstein  Managed Index 500 Fund (the  "Managed  Index Fund" and,
together  with the Growth + Value Fund,  the "Funds") of the Company  equal in value to your  investment  in shares of the  Growth + Value Fund as  provided  in the Plan and  described  at greater  length  below.  The
Growth + Value Fund will then be liquidated and dissolved.

         The Meeting will be held at 100 Mulberry  Street,  Gateway Center Three,  14th Floor,  Newark,  New
Jersey  07102 on November  21, 2003 at 11:00 a.m.  Eastern  standard  time.  The Board of  Directors  of the
Company is soliciting  these proxies on behalf of the Growth + Value Fund. This  Prospectus/Proxy  Statement
will first be sent to shareholders on or about __________, 2003.

         The  investment  objective  of the Managed  Index Fund is to  outperform  the Standard  amp; Poor's 500
Composite  Stock Price Index while the  investment  objective  of the Growth + Value Fund is to seek capital growth.  However, both Funds invest primarily in large-cap growth and large-cap value equity securities.

         This  Prospectus/Proxy  Statement  gives the  information  about the  proposed  reorganization  and issuance of shares of the Managed  Index Fund that you should know before  investing.  You should  retain it for future reference.  Additional  information about the Managed Index Fund and the proposed  reorganization has been filed  with the  Securities  and  Exchange  Commission  ("SEC")  and can be found in the  following documents:

|_|      The  Prospectus  for the Funds dated March 1, 2003 is enclosed  with and  considered a part of this
     Prospectus/Proxy Statement.

|_|      A Statement of Additional  Information  (SAI)  relating to this  Prospectus/Proxy  Statement  dated
     March 1, 2003 has been filed with the SEC and is incorporated  by reference into this  Prospectus/Proxy
     Statement.

         You may  request  a free  copy of the SAI  relating  to this  Prospectus/Proxy  Statement  or other documents  related to the Company without charge by calling  1-800-752-6342  or by writing to the Company at the above address.

         The SEC has not  approved or  disapproved  these  securities  or passed  upon the  adequacy of this
Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

         Mutual fund shares are not  deposits or  obligations  of, or  guaranteed  or endorsed by, any bank, and are not  insured by the Federal  Deposit  Insurance  Corporation  or any other U.S.  government  agency.
Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

         This is only a summary of certain information  contained in this  Prospectus/Proxy  Statement.  You should read the more complete  information  in the rest of this  Prospectus/Proxy  Statement,  including the
Plan (attached as Exhibit A) and the Prospectus for the Funds (enclosed as Exhibit B).

The Proposal

         You are being asked to consider and approve a Plan of  Reorganization  that will have the effect of combining  the  Growth + Value  Fund and the  Managed  Index  Fund of the  Company  into a single  Fund.  If shareholders  of the  Growth + Value Fund vote to  approve  the Plan,  the assets of the Growth + Value Fund will be  transferred  to the Managed  Index Fund in exchange for a then equal value of shares of the Managed
Index  Fund.  Shareholders  will have  their  shares of the Growth + Value Fund  exchanged  for the  Managed
Index Fund shares of equal  dollar  value based upon the values of the shares at the time the Growth + Value
Fund assets are  transferred  to the  Managed  Index Fund.  The Growth + Value Fund will be  liquidated  and
dissolved.  The  proposed  reorganization  is  referred  to  in  this  Prospectus/Proxy   Statement  as  the
"Transaction."  As a result of the  Transaction,  you will cease to be a  shareholder  of the Growth + Value
Fund and will become a shareholder of the Managed Index Fund.

         For the reasons set forth in the "Reasons for the Transaction"  section,  the Board of Directors of the Company has determined that the  Transaction is in the best interests of the  shareholders of the Growth
+ Value Fund and the Managed Index Fund,  and also  concluded  that no dilution in value would result to the shareholders of either Fund as a result of the Transaction.

The Board of  Directors  of the  Company,  on behalf of both the Growth + Value Fund and the  Managed  Index
Fund, has approved the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder voting

         Shareholders  who own shares of the Growth + Value Fund at the close of business on  September  19,
2003 (the  "Record  Date")  will be entitled  to vote at the  Meeting,  and will be entitled to one vote for each full share and a fractional  vote for each  fractional  share that they hold. The  affirmative  vote of the  holders  of a  majority  of the  total  number of shares of the  Growth + Value  Fund  outstanding  and entitled to vote is necessary to approve the Transaction.

         Please vote your shares as soon as you receive  this  Prospectus/Proxy  Statement.  You may vote by completing  and signing the  enclosed  ballot (the "proxy  card") or over the  Internet or by phone.  If you vote by any of these  methods,  your votes will be  officially  cast at the Meeting by persons  appointed as proxies.

         You can  revoke or  change  your  voting  instructions  at any time  until the vote is taken at the
Meeting.  For  more  details  about  shareholder  voting,  see  the  "Voting  Information"  section  of this
Prospectus/Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The investment objectives and policies of the Funds

         This section  describes  the  investment  policies of the Growth + Value Fund and the Managed Index
Fund and the differences  between them. For a complete  description of the investment  policies and risks of the  Managed  Index  Fund,  you  should  read the  Prospectus  for the  Funds  that is  enclosed  with  this
Prospectus/Proxy Statement.

         The investment  objectives of the Funds are  comparable.  The investment  objective of the Growth +
Value Fund is capital  growth and the  investment  objective of the Managed Index Fund is to outperform  the
S  &P 500 Index.  Both Funds invest  primarily in equity  securities of large-cap  growth and large-cap  value companies.  Both  Funds  invest  primarily  in  companies  in the  financial,  health  care and  information technology sectors.

         The Growth + Value Fund will invest  primarily in common  stocks of large U.S.  companies  included in the Russell  1000(R)Index (the  "Russell  1000").  The  Russell  1000 is a market  capitalization-weighted index that measures the  performance  of the 1,000  largest U.S.  companies.  As of September 30, 2002,  the average market  capitalization  of the companies in the Russell 1000 Index was  approximately  $8.6 billion.
Normally,  about 60-85 companies will be represented in the Fund,  with 25-35  companies  primarily from the
Russell 1000 Growth  Index (the "Growth  Index")  constituting  approximately  50% of the Fund's net assets, and 35-50  companies  primarily  from the Russell  1000(R)Value Index (the "Value  Index")  constituting  the remainder  of the Fund's net assets.  Daily cash flows (that is,  purchases  and  reinvested  distributions)
and outflows (that is,  redemptions  and expense items) will be divided  between the two portfolio  segments for  purposes  of  maintaining  the  targeted  allocation  between  growth  and value  stocks  (the  "Target
Allocation").  Normally,  while it is not expected that the allocation of assets between portfolio  segments will deviate more than 10% from the Target  Allocation,  it is possible  that this  deviation may be higher.
Factors  such as  market  fluctuation,  economic  conditions,  corporate  transactions  and  declaration  of dividends  may result in deviations  from the Target  Allocation.  In the event the  allocation of assets to the portfolio  segments  differs by more than 10% from the Target  Allocation  (e.g.,  60% of the Fund's net assets  invested in growth  stocks and 40% of the Fund's net assets  invested in value  stocks),  the Fund's sub-advisors will rebalance each portfolio segment's assets in order to maintain the Target Allocation.

         The Managed Index Fund will invest,  under normal  circumstances,  at least 80% of its total assets in the  securities  included in the Standard  & Poor's 500 Composite  Stock Price Index (the "S &P 500").  The
Fund seeks to outperform  the S &P 500 through stock  selection  resulting in different  weightings of common stocks relative to the index.  The S &P 500 is an index of 500 common stocks,  most of which trade on the New
York Stock  Exchange  Inc.  (the  "NYSE").  In seeking to  outperform  the S &P 500,  the Fund's  sub-advisor starts  with a  portfolio  of stocks  representative  of the  holdings  of the index.  It then uses a set of fundamental,  quantitative  criteria  that  are  designed  to  indicate  whether  a  particular  stock  will predictably  perform  better or worse than the S &P 500.  Based on these  criteria,  the  Fund's  sub-advisor determines  whether  the Fund  should  over-weight,  under-weight  or hold a neutral  position  in the stock relative to the  proportion  of the S &P 500 that the stock  represents.  In addition,  the  Sub-advisor  may determine  based on the  quantitative  criteria  that (1) certain  S &P 500 stocks  should not be held by the
Fund in any amount,  and (2) certain equity  securities  that are not included in the S &P 500 should be held by the Fund.  The Fund may invest up to 15% of its total  assets in equity  securities  not  included in the
S &P 500.  While the Fund  attempts to outperform  the S &P 500, it is not expected  that any  out-performance will be substantial.  The Fund also may under-perform the S &P 500 over short or extended periods.

         Diversification

         Both  Funds are  diversified  funds.  This  means  that,  with  respect to 75% of the value of each
Fund's  total  assets,  each Fund  invests in cash,  cash items,  obligations  of the U.S.  Government,  its agencies or  instrumentalities,  securities of other investment companies and "other securities." The "other securities"  are  subject  to the  requirement  that not more  than 5% of total  assets  of the Fund will be invested in the  securities  of a single  issuer and that the Fund will not hold more than 10% of any single issuer's outstanding voting securities.
         The Funds may not purchase the  securities  of any issuer if, as a result,  a Fund would fail to be a diversified  company  within the meaning of the  Investment  Company Act of 1940, as amended  ("Investment
Company Act") and the rules and regulations promulgated thereunder.

         Borrowing, Issuing Senior Securities and Pledging Assets

         Neither Fund may issue senior  securities,  borrow money or pledge assets except as permitted under the  Investment  Company Act,  the rules and  regulations  promulgated  thereunder,  or under any  exemptive order, SEC release, no-action letter or similar relief or interpretations.
         Lending

         Both Funds may lend assets to  brokers,  dealers and  financial  institutions.  Both Funds may make loans,  including  through  loans  of  assets  of  the  Fund,  repurchase  agreements,  trade  claims,  loan participations  or similar  investments,  as permitted by the  Investment  Company Act. For purposes of this limitation  and consistent  with the Fund's  investment  objective,  the  acquisition of bonds,  debentures, other debt  securities or  instruments,  or  participations  or other  interests  therein and investments in government  obligations,  commercial  paper,  certificates of deposit,  bankers'  acceptances or instruments similar to any of the foregoing will not be considered the making of a loan.
         Illiquid Securities

         Both Funds may invest in illiquid  securities,  including those without a readily  available market and repurchase  agreements  with  maturities  longer than seven days. Each Fund may hold up to 5% of its net assets in illiquid securities.
         Temporary Defensive Investments

         Although each Fund normally  invest assets  according to its investment  strategy,  there are times when a Fund may  temporarily  invest up to 100% of its assets in money  market  instruments  in  response to adverse market, economic or political conditions.
         For more  information  about the risks and  restrictions  associated with these  policies,  see the
Funds'  Prospectus,  and for a more detailed  discussion of the Funds'  investments,  see the  Statements of
Additional Information, all of which are incorporated into this Proxy Statement by reference.
         Derivative Strategies

         Both  Funds  may use  derivative  strategies  to try to  improve  the  Fund's  returns  or  hedging techniques to try to protect its assets.  Derivatives,  such as futures,  options,  foreign currency forward contracts,  options on futures and swaps,  involve costs and can be volatile.  With derivatives,  the Fund's sub-advisor is trying to predict  whether the underlying  investment-- a security,  market index,  currency, interest  rate or some other asset,  rate or index--  will go up or down at some future date.  Each Fund may use  derivatives  to try to reduce  risk or to increase  return,  taking  into  account  the Fund's  overall investment  objective.  The  Funds  cannot  guarantee  these  derivative  strategies  will  work,  that  the instruments  necessary  to  implement  these  strategies  will be  available or that the Funds will not lose money.
         Investment Restrictions

         Each of the Funds has substantially identical fundamental investment restrictions.
         Federal Income Tax

         Each  Fund is  treated  as a  separate  entity  for  federal  income  tax  purposes.  Each Fund has qualified  and elected or intends to qualify  and elect to be treated as a  "regulated  investment  company"
under  Subchapter M of the Internal  Revenue Code of 1986, as amended (the "Code"),  and intends to continue to so qualify in the future.  As a regulated  investment  company,  a Fund must,  among  other  things,  (a)
derive at least 90% of its gross income from  dividends,  interest,  payments with respect to loans of stock and  securities,  gains from the sale or other  disposition  of stock,  securities  or foreign  currency and other income  (including  but not limited to gains from options,  futures,  and forward  contracts)  derived with respect to its business of investing in such stock,  securities or foreign currency;  and (b) diversify its holdings so that, at the end of each quarter of its taxable  year,  (i) at least 50% of the value of the
Fund's total assets is represented by cash,  cash items,  U.S.  Government  securities,  securities of other regulated  investment  companies,  and other securities  limited, in respect of any one issuer, to an amount not greater  than 5% of the Fund's  total  assets,  and 10% of the  outstanding  voting  securities  of such issuer,  and (ii) not more than 25% of the value of its total  assets is invested in the  securities  of any one issuer (other than U.S. Government  securities or securities of other regulated  investment  companies).
As a regulated  investment  company,  a Fund (as opposed to its shareholders) will not be subject to federal income  taxes on the net  investment  income  and  capital  gain that it  distributes  to its  shareholders, provided that at least 90% of its net investment  income and realized net short-term  capital gain in excess of net  long-term  capital loss for the taxable year is  distributed  in  accordance  with the Code's timing requirements

         The  Transaction  may entail various tax  consequences  which are discussed  under the caption "Tax
Consequences of the Transaction."

Risks of investing in the Funds

         Like all  investments,  an  investment  in either Fund involves  risk.  There is no assurance  that either of the Funds will meet its  investment  objective.  As with any fund  investing  primarily  in equity securities,  the value of the  securities  held by a Fund may decline.  Stocks can decline for many reasons, including reasons related to the particular  company,  the industry of which it is a part, or the securities markets generally.  These declines may be substantial.

         The risk to which a capital  growth  fund is subject  depends in part on the size of the  companies in which the  particular  fund invests.  Securities of smaller  companies  tend to be subject to more abrupt and erratic  price  movements  than  securities of larger  companies,  in part because they may have limited product  lines,  market or  financial  resources.  Because  the Growth + Value Fund and  Managed  Index Fund
invest  primarily  in  large-capitalization  companies,  the Funds  should be less prone to such  abrupt and erratic price  movements.  Moreover,  value stocks are believed to be selling at prices lower than what they are actually  worth,  while growth stocks are those of companies that are expected to grow at  above-average rates.  A fund  investing  primarily  in growth  stocks  will tend to be  subject  to more risk than a value fund, although this will not always be the case.

Management of the Company and the Funds

         American Skandia Investment Services,  Inc. ("ASISI"),  One Corporate Drive, Shelton,  Connecticut,
and Prudential  Investments  LLC ("PI"),  Gateway Center Three,  100 Mulberry  Street,  Newark,  New Jersey,
serve as co-managers (each an "Investment  Manager" and together the "Investment  Managers")  pursuant to an investment  management  agreement  with the  Company  on behalf of each Fund (the  "Management  Agreement").
Under the  Management  Agreement,  PI, as  co-manager,  will provide  supervision  and  oversight of ASISI's investment management  responsibilities  with respect to the Company.  Pursuant to the Management Agreement,
the  Investment  Managers will jointly  administer  each Fund's  business  affairs and supervise each Fund's investments.  Subject to approval by the Board of Directors,  the Investment  Managers may select and employ one or more sub-advisors for a Fund, who will have primary  responsibility  for determining what investments the Fund will  purchase,  retain and sell.  Also  subject to the  approval  of the Board of  Directors,  the
Investment  Managers may  reallocate a Fund's assets among  sub-advisors  including  (to the extent  legally permissible) affiliated sub-advisors, consistent with a Fund's investment objectives.

         The Company has obtained an exemption  from the SEC that  permits an  Investment  Manager to change sub-advisors  for a Fund and to enter  into  new  sub-advisory  agreements,  without  obtaining  shareholder approval  of the  changes.  Any such  sub-advisor  change  would  continue  to be subject to approval by the
Board of  Directors  of the  Company.  This  exemption  (which is  similar  to  exemptions  granted to other investment  companies  that are operated in a similar  manner as the Company) is intended to facilitate  the efficient  supervision and management of the  sub-advisors  by the Investment  Managers and the Directors of the Company.

         The Investment  Managers  currently engage the following  sub-advisors to manage the investments of each Fund in accordance with the Fund's  investment  objective,  policies and limitations and any investment guidelines  established  by the  Investment  Managers.  Each  sub-advisor  is  responsible,  subject  to the supervision and control of the Investment  Managers,  for the purchase,  retention and sale of securities in the Fund's investment portfolio under its management.

         Alliance Capital Management,  L.P.  ("Alliance"),  1345 Avenue of the Americas, New York, NY 10105,
serves as sub-advisor  for the portion of the Growth + Value Fund invested in growth  stocks.  Alliance is a leading global investment  adviser  supervising client accounts with assets as of December 31, 2002 totaling
more  than  $386  billion.   Day  to  day   investment   decisions  for  the  growth  portion  of  the  ASAF
Alliance/Bernstein  Growth +Value Fund are made by Syed Hasnain,  Stephanie Simon and Dan Nordby.  Ms. Simon
and Mr.  Nordby  have  managed  the Fund  since the Fund  commenced  operations,  and Mr.  Hasnain  has been managing the Fund since May 2003. Seth J. Masters,  Chief Investment  Officer for Style Blend Services,  has
overall  responsibility  for rebalancing and  administration of the growth and value components of the Fund.
Mr.  Hasnain is Senior Vice  President,  U. S. Large Cap Portfolio  Manager and a member of the Global Large
Cap Growth  Equity  Team.  He has been  associated  with  Alliance  since  1995.  Ms.  Simon is Senior  Vice
President  and Large Cap  Portfolio  Manager  and  joined  ACMC in 1998 after  serving  as Chief  Investment
Officer for Sargent  Management Company from 1996 to 1998. Mr. Norby,  Senior Vice President,  has been with
Alliance  since 1996.  Mr.  Masters has been with Alliance and,  prior to that,  Sanford C.  Bernstein  & Co.
LLC, since 1991 and is the chairman of the firm's US and Global Style Blend  Investment  Policy Groups and a
member of the Bernstein Global, International and Emerging Markets Value Investment Policy Group.

         Sanford C. Bernstein  & Co., LLC ("Bernstein"),  767 Fifth Avenue, New York, New York 10153,  serves as  sub-advisor  for the Managed Index Fund and for the portion of the Growth + Value Fund invested in value stocks as well as the  sub-advisor  for the  Managed  Index  Fund.  Bernstein  is an  indirect  wholly-owned subsidiary of Alliance  Capital  Management,  L.P.  ("Alliance") and management of the Funds is conducted by
Bernstein  with the investment  management  assistance of the Bernstein  Investment  Research and Management
unit (the  "Bernstein  Unit") of Alliance.  The Bernstein Unit services the former  investment  research and management  business of Sanford C. Bernstein  & Co., Inc., a registered  investment advisor and broker/dealer acquired by Alliance in October 2000 that managed value-oriented investment portfolios since 1967.

         Day-to-day  investment  management  decisions for the value portion of the ASAF  Alliance/Bernstein
Growth + Value Fund are made by Ranji H.  Nagaswami,  CFA and Marilyn  Goldstein  Fedak.  Ms.  Nagaswami has
managed the Funds since May 2003 and is a senior  portfolio  manager and a member of the U.S.  Value  Equity
Investment  Policy Group and the Risk Investment  Policy Group.  Ms.  Nagaswami has been with Alliance since
1999.  From  1986  until  1999,  she  was at UBS  Brinson  and  its  predecessor  organizations,  where  she progressed from  quantitative  analyst to managing  director to co-head of U.S. fixed income.  Ms. Fedak has managed the Funds  since they  commenced  operations  and has been an  Executive  Vice  President  and Chief
Investment  Officer- U.S. Value  Equities of Alliance since October 2000 and prior to that Chief  Investment
Officer and Chairman of the U.S.  Equity  Investment  Policy Group at Sanford C.  Bernstein  & Co, Inc. since
1993.

         Day-to-day  investment  management  decisions  for the Managed  Index Fund are made by  Bernstein's
Investment  Policy  Group  for  Structured  Equities,   which  is  chaired  by  Steven   Pisarkiewicz.   Mr.
Pisarkiewicz  joined  Bernstein  in 1989 and assumed his current  position as Chief  Investment  Officer for
Structured  Equity  Services in 1998.  Mr.  Pisarkiewicz  and the  Investment  Policy  Group for  Structured
Equities have managed the Fund since Bernstein became the Fund's sub-advisor in May, 2000.

         The Funds have  comparable fee  arrangements.  Under the  Management  Agreement with respect to the
Growth + Value Fund, the Fund is obligated to pay ASISI an annual  investment  management fee equal to 1.00%
of its average  daily net assets.  Similarly,  under the  Management  Agreement  with respect to the Managed
Index Fund,  the Fund is obligated to pay ASISI an annual  investment  management  fee equal to 0.80% of its average daily net assets.  ASISI pays Alliance and Bernstein a sub-advisory  fee for  sub-advisory  services for the Growth + Value Fund and the Managed Index Fund,  respectively.  ASISI pays these  sub-advisory  fees at no  additional  costs to the  Funds.  Under the  current  sub-advisory  agreement  for the Growth + Value
Fund,  ASISI pays  Alliance an annual  sub-advisory  fee equal to 0.40% of the growth  portion of the Fund's average  daily  net  assets,  and pays  Bernstein  an  annual  sub-advisory  fee equal to 0.40% of the value portion of the Fund's  daily net  assets.  Under the  sub-advisory  agreement  for the  Managed  Index Fund,
ASISI  pays  Bernstein  an annual  sub-advisory  fee equal to 0.40% of the  average  daily net assets of the
Managed  Index Fund up to $10 million,  0.30% of the net assets  greater than $10 million up to $30 million,
0.20% of the net assets  greater than $30 million up to $100  million,  and 0.10% of the net assets  greater than $100 million.

         Because the  Investment  Management  fee rates  currently  paid to ASISI by the Growth + Value Fund are greater than the fee rates paid by the Managed  Index Fund,  former  shareholders  of the Growth + Value
Fund will pay a lesser  investment  advisory fee rate after becoming  shareholders of the Managed Index Fund upon completion of the Transaction.

Distribution Plan

         The Company  adopted a Distribution  and Service Plan  (commonly  known as a "12b-1 Plan") for each class of shares to compensate the Funds'  distributor for its services and costs in distributing  shares and servicing  shareholder  accounts.  Under the  Distribution  and Service  Plan for Class A shares,  each Fund pays the  distributor  0.50% of the Fund's average daily net assets  attributable  to Class A shares.  Under the Plans for Class B, X and C shares,  each Fund pays the  distributor  1.00% of the Fund's  average  daily net assets  attributable  to the  relevant  Class of shares.  Because  these fees are paid out of the Funds'
assets on an ongoing  basis,  these fees may, over time,  increase the cost of an investment in the Fund and may be more costly than other types of sales charges.  The distributor  uses  distribution  and service fees received  under each 12b-1 Plan to compensate  qualified  dealers for services  provided in connection  with the sale of shares and the maintenance of shareholder accounts

Valuation

         The net asset value  ("NAV") per share is  determined  for each class of shares for each Fund as of the time of the close of the NYSE  (which  is  normally  4:00 p.m.  Eastern  Time) on each  business  day by dividing the value of the Fund's total assets  attributable to a class, less any liabilities,  by the number of total shares of that class  outstanding.  In general,  the assets of each Fund are valued on the basis of market quotations.  However,  in certain  circumstances where market quotations are not readily available or where market  quotations  for a particular  security or asset are believed to be incorrect,  securities  and other assets are valued by methods that are believed to accurately reflect their fair value.

Purchases, Redemptions, Exchanges and Distributions

         The  purchase  policies  for  each  Fund  are  identical.  The  offering  price is the NAV plus any initial  sales  charge  that  applies.  Class A shares are sold at NAV plus an  initial  sales  charge  that varies  depending  on the amount of your  investment.  Class B shares  are sold at NAV per share  without an initial  sales  charge.  However,  if Class B shares are redeemed  within seven years of their  purchase,  a contingent  deferred  sales charge  ("CDSC") will be deducted from the redemption  proceeds.  Class C shares are sold at NAV per share plus an initial  sales charge of 1% of the offering  price.  If Class C shares are redeemed  within 12 months of the first  business day of calendar  month of their  purchase,  a CDSC of 1.0%
will be  deducted  from the  redemption  proceeds.  Class X  shares  are sold at NAV per  share  without  an initial  sales  charge.  In  addition,  investors  purchasing  Class X  shares  will  receive,  as a  bonus,
additional shares having a value equal to 2.50% of the amount invested.         Although  Class X shares are
sold without an initial sales charge,  if Class X shares are redeemed  within 8 years of their  purchase,  a
CDSC will be deducted from the redemption  proceeds.  Refer to the Funds'  Prospectus  for more  information regarding how to purchase shares.

         The  redemption  policies  for each Fund are  identical.  Your  shares will be sold at the next NAV determined  after your order to sell is received,  less any  applicable  CDSC  imposed.  Refer to the Funds'
Prospectus for more information regarding how to sell shares.

         Shares of each Fund may be  exchanged  for shares of the same class of other Funds at NAV per share at the time of exchange.  Exchanges of shares  involve a redemption  of the shares of the Fund you own and a purchase  of  shares  of  another  Fund.  Shares  are  normally  redeemed  and  purchased  in  the  exchange transaction on the business day on which the Transfer  Agent receives an exchange  request that is in proper form, if the request is received by the close of the NYSE that day.

         Each Fund will  distribute  substantially  all of its income and capital gains to shareholder  each year.  Each Fund will declare dividends, if any, annually.

Fees and expenses

         The following table describes the fees and expenses that  shareholders  may pay if they hold shares of the Funds, as well as the projected fees and expenses of the Managed Index Fund after the Transaction.

         Class A Shares

                                                                                             Managed Index Fund
                                                       Growth + Value     Managed Index      After Transaction
                                                        Fund Class A       Fund Class A           Class A
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)            5.75%              5.75%             5.75%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                None1              None1             None1
   Redemption Fee.................................    None2              None2             None2
   Exchange Fee...................................    None               None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................          1.00%              0.80%              0.80%
       Estimated Distribution (12b-1) Fees........          0.50%              0.50%              0.50%
       Other Expenses.............................          2.15%              0.56%              0.61%
       Advisory Fee Waivers and Expense Reimbursement      (1.80)%            (0.36)%            (0.41)%
       Total Annual Fund Operating Expenses.......          1.85%              1.50%              1.50%

Class B Shares

                                                                                             Managed Index Fund
                                                       Growth + Value     Managed Index      After Transaction
                                                        Fund Class B       Fund Class B           Class B
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)            None               None              None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                6.00%3             6.00%3            6.00%3
   Redemption Fee.................................    None2              None2             None2
   Exchange Fee...................................    None               None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................          1.00%              0.80%              0.80%
       Estimated Distribution (12b-1) Fees........          1.00%              1.00%              1.00%
       Other Expenses.............................          2.15%              0.56%              0.61%
       Advisory Fee Waivers and Expense Reimbursement      (1.80)%            (0.36)%            (0.41)%
       Total Annual Fund Operating Expenses.......          2.35%              2.00%              2.00%

         Class C Shares

                                                                                             Managed Index Fund
                                                       Growth + Value     Managed Index      After Transaction
                                                        Fund Class C       Fund Class C           Class C
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)            1.00%              1.00%             1.00%
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                1.00%3             1.00%3            1.00%3
   Redemption Fee.................................    None2              None2             None2
   Exchange Fee...................................    None               None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................          1.00%              0.80%              0.80%
       Estimated Distribution (12b-1) Fees........          1.00%              1.00%              1.00%
       Other Expenses.............................          2.15%              0.56%              0.61%
       Advisory Fee Waivers and Expense Reimbursement      (1.80)%            (0.36)%            (0.41)%
       Total Annual Fund Operating Expenses.......          2.35%              2.00%              2.00%

         Class X Shares

                                                                                             Managed Index Fund
                                                       Growth + Value     Managed Index      After Transaction
                                                        Fund Class X       Fund Class X           Class X
Shareholder Fees
(fees paid directly from your investment)

   Maximum Sales Charge (Load)
     on Purchases (as % of offering price)            None               None
   Maximum Contingent Deferred Sales Charge (Load)
     (as % of original purchase price)                6.00%3             6.00%3            6.00%3
   Redemption Fee.................................    None2              None2             None2
   Exchange Fee...................................    None               None              None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

       Management Fees............................          1.00%              0.80%              0.80%
       Estimated Distribution (12b-1) Fees........          1.00%              1.00%              1.00%
       Other Expenses.............................          2.15%              0.56%              0.61%
       Advisory Fee Waivers and Expense Reimbursement      (1.80)%            (0.36)%            (0.41)%
       Total Annual Fund Operating Expenses.......         2.35%              2.00%              2.00%

1. Under  certain  circumstances,  purchases of Class A shares not subject to an initial sales charge (load)
will be subject to a contingent  deferred sales charge (load)  ("CDSC") if redeemed  within 12 months of the calendar  month of purchase.  For an additional  discussion of the Class A CDSC, see this  Prospectus  under
"How to Buy Shares."
2. A $10 fee may be imposed for wire  transfers of  redemption  proceeds.  For an  additional  discussion of wire redemptions, see this Prospectus under "How to Redeem Shares."
3. If you  purchase  Class B or X shares,  you do not pay an initial  sales charge but you may pay a CDSC if you  redeem  some or all of your  shares  before the end of the  seventh  (in the case of Class B shares) or eighth (in the case of Class X shares)  year after  which you  purchased  such  shares.  The CDSC is 6%, 5%,
4%,  3%,  2%,  2% and 1%  for  redemptions  of  Class  B  shares  occurring  in  years  one  through  seven, respectively.  The CDSC is 6%, 5%, 4%, 4%,  3%, 2%, 2% and 1% for  redemptions  of Class X shares  occurring in years one through  eight,  respectively.  No CDSC is charged after these  periods.  If you purchase Class
C shares,  you may pay an initial  sales  charge of 1% and you may incur a CDSC if you redeem some or all of your Class C shares  within 12 months of the calendar  month of purchase.  For a discussion  of the Class B,
X and C CDSC, see this Prospectus under "How to Buy Shares."

Expense Examples

Full  Redemption  - These  examples are intended to help you compare the cost of investing in each Fund with the cost of investing  in other mutual  funds,  and the cost of investing in the Sanford  Bernstein  Managed
Index 500 Fund after the  Transaction.  They  assume that you invest  $10,000,  that you receive a 5% return each year,  and that the Funds' total  operating  expenses  remain the same.  Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth + Value Fund                                  752           1,471           2,210           4,147
Managed Index 500 Fund                               719           1,093           1,491           2,602
Managed Index 500 Fund                               719           1,103           1,511           2,648
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth + Value Fund                                  838           1,497           2,171           4,116
Managed Index 500 Fund                               803           1,102           1,428           2,544
Managed Index 500 Fund                               803           1,112           1,449           2,591
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth + Value Fund                                  436           1,186           2,052           4,280
Managed Index 500 Fund                               401             795           1,316           2,742
Managed Index 500 Fund                               401             805           1,336           2,788
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth + Value Fund                                  844           1,525           2,321           4,327
Managed Index 500 Fund                               808           1,120           1,559           2,735
Managed Index 500 Fund                               808           1,130           1,580           2,783
(Projected after the Transaction)

No Redemption - You would pay the following  expenses based on the above assumptions  except that you do not redeem your shares at the end of each period:

   Class A Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth + Value Fund                                  752           1,471           2,210           4,147
Managed Index 500 Fund                               719           1,093           1,491           2,602
Managed Index 500 Fund                               719           1,103           1,511           2,648
(Projected after the Transaction)

   Class B Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth + Value Fund                                  238           1,097           1,971           4,116
Managed Index 500 Fund                               203             702           1,228           2,544
Managed Index 500 Fund                               203             712           1,249           2,591
(Projected after the Transaction)

   Class C Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth + Value Fund                                  336           1,186           2,052           4,280
Managed Index 500 Fund                               301           795             1,316           2,742
Managed Index 500 Fund                               301           805             1,336           2,788
(Projected after the Transaction)

   Class X Shares

                                                     1 Year        3 Years         5 Years         10 Years
Growth + Value Fund                                  244           1,125           2,021           4,327
Managed Index 500 Fund                               208             720           1,259           2,735
Managed Index 500 Fund                               208             730           1,280           2,783
(Projected after the Transaction)

Performance

         The bar  charts  show the  performance  of the Class A shares  of each Fund for each full  calendar year the Fund has been in  operation.  The first  table below each bar chart shows each such Fund's best and worst  quarters  during the periods  included in the bar chart.  The second  table shows the average  annual total  returns  before  taxes  for each  Class of each  Fund for 2002 and  since  inception,  as well as the average annual total returns after taxes on distributions  and after taxes on distributions  and redemptions for Class A shares of each Fund for 2002 and since inception.

         This  information  may help  provide an  indication  of each  Fund's  risks by  showing  changes in performance  from  year  to year  and by  comparing  the  Fund's  performance  with  that  of a  broad-based securities  index.  The average  annual figures  reflect sales charges;  the other figures do not, and would
be  lower  if  they  did.  All  figures  assume  reinvestment  of  dividends.   Past  performance  does  not
necessarily indicate how a Fund will perform in the future.

ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE FUND

0.00%
-10.00%
-20.00%
-30.00%
-25.17%
2002

BEST QUARTER	WORST QUARTER
Up 6.98% 4th Quarter 2002	Down 16.65% 3rd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS
For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception*)	10 Years
Return Before Taxes	-29.49%	-15.31%	N/A
Return After Taxes on Distributions	-29.49%	-15.31%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-18.10%	-12.07%	N/A
Class B			
Return Before Taxes	-31.48%	-16.07%	N/A
Class C			
Return Before Taxes	-27.26%	-13.44%	N/A
Class X			
Return Before Taxes	-29.69%	-14.86%	N/A
Index			
Standard & Poor's 500 Index	-22.09%	-15.76%	N/A

* Inception date: March 1, 2001.

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

ASAF SANFORD BERNSTEIN MANAGED INDEX 500 FUND*

0.00%
-5.00%
-10.00%
-15.00%
-20.00%
-25.00%
-8.89%
-9.84%
-21.25%
2000
2001
2002

BEST QUARTER	WORST QUARTER
Up 9.18%, 4th Quarter 2001	Down 17.22%, 3rd Quarter 2002

AVERAGE ANNUAL TOTAL RETURNS

For periods ended December 31, 2002

Class A	1 Year	5 Years (or since inception**)	10 Years
Return Before Taxes	-25.80%	-12.57%	N/A
Return After Taxes on Distributions	-25.80%	-12.37%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-15.84%	-9.59%	N/A
Class B			
Return Before Taxes	-27.58%	-12.58%	N/A
Class C			
Return Before Taxes	-23.39%	-11.61%	N/A
Class X			
Return Before Taxes	-25.65%	-12.33%	N/A
Index			
Standard & Poor's 500 Index	-22.09%	-11.71%	N/A

*Prior to May 1, 2000, the ASAF Sanford Bernstein Managed Index 500 Fund was known as the ASAF Bankers Trust Managed Index 500 Fund, and Bankers Trust Company served as Sub-advisor to the Fund.

** Inception date: November 1, 1999

After-tax returns are shown for Class A shares only. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

REASONS FOR THE TRANSACTION

         The  Directors,  including  all of the Directors  who are not  "interested  persons" of the Company
(the  "Independent  Directors")  have  unanimously  determined  that  the  Transaction  would be in the best interests of the  shareholders  of Growth + Value and the Managed  Index Funds and that the interests of the shareholders  of  Growth + Value  and the  Managed  Index  Funds  would  not be  diluted  as a result of the
Transaction.  At a  meeting  held on July 25,  2003,  the  Board  considered  a number  of  factors  that it believes benefits the shareholders of Growth + Value Fund, including the following:
o the compatibility of the Funds' investment objectives, policies and restrictions;
o the  relative  past and  current  growth in assets  and  investment  performance  of the Funds and  future prospects for Managed Index Fund;
o the relative expense ratios of the Funds;
o the tax consequences of the merger; and
o the  relative  size of the  Growth + Value  Fund and the lack of growth in the  assets  and the  number of shareholders of Growth + Value Fund.
         At the July 25 meeting,  PI and ASISI  recommended  the merger to the Board.  In  recommending  the merger,  PI and ASISI advised the Board that the Funds have comparable  investment  objectives,  and similar policies and investment  portfolios.  Moreover,  the  Investment  Managers noted that the Funds have similar investment  styles and are managed by affiliated  sub-advisory  firms.  The Investment  Managers advised the
Board that as of May 31,  2003 the Growth + Value Fund had assets of  approximately  $13  million  while the
Managed Index Fund had assets of approximately  $132 million,  and the Growth + Value Fund had a higher cost structure and higher  expense ratio compared to the Managed Index Fund.  Accordingly,  by merging the Funds,
Growth + Value  shareholders  would  enjoy a  greater  asset  base  and  lower  cost  structure.  The  Board considered that if the merger is approved,  shareholders of Growth + Value Fund,  regardless of the class of shares they own,  should  realize a reduction  in both the net annual  operating  expenses  and gross annual operating  expenses (that is, without any waivers or  reimbursements)  paid on their  investment,  while the shareholders  of the Managed  Index Fund would have  identical  net annual  operating  expenses and slightly higher gross annual operating expenses (.05%) if the merger is approved.
         The Board,  including a majority  of the  Independent  Directors,  unanimously  concluded  that the
Transaction  is in the best interests of the  shareholders  of the Growth + Value Fund and the Managed Index
Fund and that no  dilution  of value  would  result to the  shareholders  of the  Growth + Value Fund or the
Managed Index Fund from the  Transaction.  Consequently,  the Board approved the Plan and  recommended  that shareholders of the Growth + Value Fund vote to approve the Transaction.

         For the reasons  discussed above, the Board of Directors  unanimously  recommends that you vote For the Plan.

         If  shareholders  of the Growth + Value Fund do not approve the Plan, the Board will consider other possible  courses of action for the Growth + Value  Fund,  including,  among  others,  consolidation  of the
Growth  + Value  Fund  with  one or  more  Funds  of the  Company  other  than  the  Managed  Index  Fund or unaffiliated funds.

INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Plan.  You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

         If  shareholders  of the Growth + Value Fund  approve  the Plan,  the  Transaction  will take place after various  conditions  are satisfied by the Company on behalf of the Growth + Value Fund and the Managed
Index Fund,  including the  preparation  of certain  documents.  The Company will  determine a specific date for the actual  Transaction to take place.  This is called the "closing  date." If the  shareholders  of the
Growth + Value Fund do not approve the Plan, the Transaction will not take place.

         If the  shareholders  of the Growth + Value  Fund  approve  the Plan,  the Growth + Value Fund will deliver  to the  Managed  Index  Fund  substantially  all of its assets on the  closing  date.  As a result, shareholders of the Growth + Value Fund will  beneficially  own shares of the Managed Index Fund that, as of the date of the  exchange,  have a value equal to the dollar  value of the assets  delivered  to the Managed
Index Fund. The stock  transfer  books of the Growth + Value Fund will be permanently  closed on the closing date.  Requests to transfer or redeem  assets  allocated  to the Growth + Value Fund may be submitted at any time before 4:00 p.m. Eastern  standard time on the closing date;  requests that are received in proper form prior to that time will be effected prior to the closing.

         To the extent  permitted by law, the Company may amend the Plan without  shareholder  approval.  It may also agree to terminate and abandon the  Transaction  at any time before or, to the extent  permitted by law, after the approval by shareholders of the Growth + Value Fund.

Expenses of the Transaction

         The  expenses  resulting  from  the  Transaction  will  be  paid  by PI (or  its  affiliates).  The portfolio  securities  of the Growth + Value Fund will be  transferred  in-kind  to the  Managed  Index Fund
prior  to  the  restructuring  of  the  Growth  +  Value  Fund's  investment  portfolio.   Accordingly,  the
Transaction will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

         The  Transaction  is  intended  to  qualify  for U.S.  federal  income tax  purposes  as a tax-free reorganization  under the Code.  It is a condition to each Fund's  obligation  to complete  the  Transaction that the Funds will have  received an opinion  from  Stradley  Ronon  Stevens  & Young,  LLP,  counsel to the
Funds,  based upon  representations  made by Growth + Value Fund and Managed  Index Fund,  and upon  certain assumptions, substantially to the effect that:
1. The  acquisition  by  Managed  Index Fund of the  assets of Growth + Value  Fund in  exchange  solely for voting shares of Managed Index Fund and the  assumption by Managed Index Fund of the  liabilities  of Growth
+ Value Fund, if any,  followed by the  distribution  of the Managed Index Fund shares  acquired by Growth +
Value  Fund  pro rata to their  shareholders,  will  constitute  a  reorganization  within  the  meaning  of
Section 368(a)(1)  of the Code,  and  Managed  Index Fund and Growth + Value Fund each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;
2. The  shareholders  of Growth + Value Fund will not  recognize  gain or loss upon the  exchange  of all of their shares of Growth + Value Fund solely for shares of Managed Index Fund,  as described  above and in the
Plan;
3. No gain or loss will be  recognized  by Growth + Value  Fund upon the  transfer  of its assets to Managed
Index Fund in exchange solely for Class A,  Class B,  Class C,  and Class X shares of Managed Index Fund and the  assumption by Managed  Index Fund of the  liabilities  of Growth + Value Fund, if any. In addition,  no gain or  loss  will  be  recognized  by  Managed  Index  Fund on the  distribution  of  such  shares  to the shareholders of Growth + Value Fund in liquidation of Growth + Value Fund;
4. No gain or loss will be recognized by Managed Index Fund upon the  acquisition  of the assets of Growth +
Value Fund in exchange  solely for shares of Managed  Index Fund and the  assumption of the  liabilities  of
Growth + Value Fund, if any;
5.  Managed  Index  Fund's  basis for the assets  acquired  from Growth + Value Fund will be the same as the basis of these  assets when held by Growth + Value Fund  immediately  before the  transfer,  and the holding period of such assets  acquired by Managed  Index Fund will include the holding  period of these assets when held by Growth + Value Fund;
6. Growth + Value  Fund's  shareholders'  basis for the shares of Managed  Index Fund to be received by them pursuant to the  reorganization  will be the same as their  basis in Growth + Value Fund  shares  exchanged;
and
7. The holding  period of Managed  Index Fund shares to be  received by the  shareholders  of Growth + Value
Fund will include the holding  period of their Growth + Value Fund shares  exchanged  provided such Growth +
Value Fund shares were held as capital assets on the date of the exchange.
         Shareholders  of  Growth  +  Value  Fund  should  consult  their  tax  advisers  regarding  the tax consequences to them of the Transaction in light of their  individual  circumstances.  In addition,  because the foregoing  discussion  relates only to the U.S.  federal  income tax  consequences  of the  Transaction, shareholders  also should  consult  their tax advisers as to state,  local and foreign tax  consequences  to them, if any, of the Transaction.
Characteristics of the Managed Index Fund shares.

         Shares of the Managed Index Fund will be  distributed  to  shareholders  of the Growth + Value Fund and will have the same legal  characteristics  as the shares of the Managed  Index Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

Capitalizations of the Funds and Capitalization after the Transaction.

         The following table sets forth, as of April 30, 2003 the  capitalization  of shares of the Growth +
Value Fund and the Managed Index 500 Index Fund.  The table also shows the projected  capitalization  of the
Managed  Index  500  Index  Fund  shares  as  adjusted  to give  effect  to the  proposed  Transaction.  The capitalization  of the  Managed  Index 500 Index  Fund is likely to be  different  when the  Transaction  is consummated.

         Class A

                                            Growth + Value     Managed Index                         Managed Index 500
                                                                                                     Fund Projected after
                                            Fund               Fund                                  Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets ................................        2,972,611          27,221,595                                 30,194,206

Total shares outstanding ..................          359,574           3,752,407           50,441*                4,162,422

Net asset value per share..................             8.27                7.25                                       7.25

         Class B

                                                                                                     Managed Index 500
                                            Growth + Value     Managed Index                         Fund Projected after
                                            Fund               Fund                                  Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets ................................        5,309,705          64,857,371                                 70,167,076

Total shares outstanding ..................          649,691           9,093,149           95,008*                9,837,848

Net asset value per share..................             8.17                7.13                                       7.13

         Class C

                                                                                                     Managed Index 500
                                            Growth + Value     Managed Index                         Fund Projected after
                                            Fund               Fund                                  Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets ................................        2,368,121          32,321,771                                 34,689,892

Total shares outstanding ..................          289,733           4,531,560           42,402*                4,863,695

Net asset value per share..................             8.17                7.13                                       7.13

         Class X

                                                                                                     Managed Index 500
                                            Growth + Value     Managed Index                         Fund Projected after
                                            Fund               Fund                                  Transaction
                                            (unaudited)        (unaudited)         Adjustments       (unaudited)

Net assets ................................        1,289,717           7,014,866                                  8,304,583

Total shares outstanding ..................          157,712             984,955           23,428*                1,166,095

Net asset value per share..................             8.18                7.12                                       7.12

*Reflects the change in Alliance/Bernstein Growth + Value upon conversion to Sanford Bernstein Managed
Index 500.

VOTING INFORMATION

         Shareholders  of record of the Growth + Value Fund on the Record  Date will be  entitled to vote at the  Meeting.  On the Record  Date,  there  were  __________  shares of the  Growth + Value Fund  issued and outstanding.

         The  presence in person or by proxy of the holders of a majority of the  outstanding  shares of the
Fund is required to constitute a quorum at the Meeting.  Shares  beneficially  held by shareholders  present in person or represented  by proxy at the Meeting will be counted for the purpose of  calculating  the votes cast on the issues  before the Meeting.  If a quorum is present,  the  affirmative  vote of the holders of a majority  of the total  number of  shares  of  capital  stock of the  Growth + Value  Fund  outstanding  and entitled to vote is necessary to approve the Plan.  Each  shareholder  will be entitled to one vote for each full share,  and a fractional  vote for each  fractional  share of the Growth + Value Fund held at the close of business on the Record Date.

         Shares  held by  shareholders  present in person or  represented  by proxy at the  Meeting  will be counted both for the purposes of  determining  the presence of a quorum and for  calculating  the votes cast on the issues before the Meeting.  An abstention by a  shareholder,  either by proxy or by vote in person at a Meeting,  has the same effect as a negative  vote.  Under existing New York Stock  Exchange  rules,  it is not expected  that brokers will be  permitted to vote Fund shares in their  discretion.  In addition,  there is only one proposal  being  presented for a shareholder  vote.  As a result,  the Fund does not  anticipate any broker non-votes.

..........Shareholders  having  more than one  account  in the Fund  generally  will  receive a single  proxy statement and a separate  proxy card for each account.  It is important to mark,  sign,  date and return all proxy cards received.

..........In the event that  sufficient  votes to approve the Plan are not  received,  the  persons  named as proxies may propose one or more  adjournments  of the  Meeting to permit  further  solicitation  of proxies.
Any such  adjournment  will require the  affirmative  vote of a majority of those shares  represented at the
Meeting  in person or by  proxy.  The  persons  named as  proxies  will  vote  those  proxies  that they are entitled to vote FOR or AGAINST any such adjournment in their discretion.

..........The Company is not required to hold and will not  ordinarily  hold annual  shareholders'  meetings.
The Board of Directors  may call special  meetings of the  shareholders  for action by  shareholder  vote as required by the Investment Company Act or the Company's Articles of Incorporation.

..........Pursuant to rules adopted by the SEC, a  shareholder  may include in proxy  statements  relating to annual and other  meetings of the  shareholders  of the Company  certain  proposals for  shareholder  action which he or she intends to introduce at such  special  meetings;  provided,  among other  things,  that such proposal  is received by the Company a  reasonable  time before a  solicitation  of proxies is made for such meeting.  Timely submission of a proposal does not necessarily mean that the proposal will be included.

         The Board of Directors  intends to bring  before the Meeting the matter set forth in the  foregoing
Notice.  The  Directors  do not expect any other  business to be brought  before the Meeting.  If,  however, any other  matters are properly  presented to the Meeting for action,  it is intended that the persons named in the enclosed proxy will vote in accordance  with their  judgment.  A shareholder  executing and returning a proxy may  revoke it at any time  prior to its  exercise  by  written  notice  of such  revocation  to the
Secretary of the Company, by execution of a subsequent proxy, or by voting in person at the Meeting.

How to vote.

         You can vote your shares in any one of four ways:

o........By mail, with the enclosed proxy card.
o        In person at the Meeting.
                  o        By phone
                  o        Over the Internet

         If you simply  sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the Plan and in accordance  with the views of management  upon any unexpected  matters that come before the Meeting or adjournment of the Meeting.

Solicitation of voting instructions.

         Voting instructions will be solicited  principally by mailing this  Prospectus/Proxy  Statement and its enclosures,  but instructions also may be solicited by telephone,  facsimile,  through  electronic means such as e-mail, or in person by officers or  representatives  of the Company.  In addition,  the Company has engaged Georgeson Shareholder  Communications,  Inc. ("Georgeson"),  a professional proxy solicitation firm, to assist in the  solicitation  of proxies.  As the Meeting  date  approaches,  you may receive a phone call from a  representative  of Georgeson if the Company has not yet received  your vote.  Georgeson  may ask you for authority, by telephone, to permit Georgeson to execute your voting instructions on your behalf.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

         The Growth + Value Fund and the Managed  Index Fund are separate  series of the  Company,  which is an open-end  management  investment  company  registered with the SEC under the Investment Company Act. Each
Fund is, in effect,  a  separate  mutual  fund.  Detailed  information  about the  Company  and each Fund is contained  in the  Prospectus  for  the  Funds  which  is  enclosed  with  and  considered  a part  of  this
Prospectus/Proxy  Statement.  Additional  information  about the  Company  and each Fund is  included in the
Company's  SAI,  dated  March 1, 2003,  which has been filed with the SEC and is  incorporated  into the SAI relating to this Prospectus/Proxy Statement.

         A copy of the Company's  Annual Report to  Shareholders  for the fiscal year ended October 31, 2002 is part of this  Prospectus/Proxy  Statement.  You may request a free copy of the Company's Annual Report to
Shareholders  for the fiscal  year ended  October 31,  2002 by calling  1-800-752-6342  or by writing to the
Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

         The Funds file proxy materials,  reports and other  information with the SEC in accordance with the informational  requirements  of the Securities  Exchange Act of 1934 and the  Investment  Company Act. These
materials  can be  inspected  and  copied  at:  the SEC's  Public  Reference  Room at 450 Fifth  Street  NW,
Washington,  DC 20549,  and at the  Regional  Offices of the SEC  located in New York City at 233  Broadway,
New York, NY 10279 and in Chicago at 175 W. Jackson  Boulevard,  Suite 900, Chicago,  IL 60604. Also, copies of such material can be obtained from the SEC's Public Reference Section,  Washington,  DC 20549-6009,  upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

PRINCIPAL HOLDERS OF SHARES

         The table below sets forth, as of the Record Date, each  shareholder  that  beneficially  owns more than 5% of any class of the Growth + Value Fund.

----------------------------------------- ------------------------------------ ------------------------------------ ------------
          Fund and Share Class                  Beneficial Owner Name*                       Address                  Percent
                                                                                                                     Ownership

----------------------------------------- ------------------------------------ ------------------------------------ ------------

*As  defined  by the  Commission,  a security  is  beneficially  owned by a person if that  person has or shares voting power or investment power with respect to the security.

         As of the Record Date, the officers and Directors of the Company,  as a group,  beneficially  owned less than 1% of the outstanding voting shares of either of the Funds.

                                   EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

   A              Plan of  Reorganization  by American  Skandia  Advisor  Funds,  Inc. on behalf of the ASAF
                  Alliance/Bernstein  Growth + Value Fund and the ASAF Sanford  Bernstein  Managed Index 500
                  Fund

   B              Prospectus  for the  ASAF  Alliance/Bernstein  Growth + Value  Fund  and the ASAF  Sanford
                  Bernstein  Managed Index 500 Fund of American  Skandia Advisor Funds,  Inc. dated March 1,
                  2003 (enclosed)

   C              ASAF Annual Report to Shareholders dated October 31, 2003 (enclosed)

A-16

                                                 Exhibit A

                                           Plan of Reorganization

                                           PLAN OF REORGANIZATION

         THIS  PLAN OF  REORGANIZATION  (the  "Plan")  is made as of this  ____th  day of  _____,  2003,  by
American  Skandia  Advisor Funds,  Inc. (the  "Company"),  a business trust  organized under the laws of the
State of Maryland with its principal place of business at One Corporate Drive,  Shelton,  Connecticut 06484,
on  behalf  of the ASAF  Sanford  Bernstein  Managed  Index 500 Fund  (the  "Acquiring  Fund")  and the ASAF
Alliance/Bernstein  Growth + Value Fund (the "Acquired  Fund"),  both series of the Company.  Together,  the
Acquiring Fund and Acquired Fund are referred to as the "Funds."

         The  reorganization  (hereinafter  referred  to as the  "Reorganization")  will  consist of (i) the acquisition  by the  Acquiring  Fund,  of  substantially  all of the  property,  assets and  goodwill of the
Acquired Fund and the  assumption by the Acquiring  Fund of all of the  liabilities  of the Acquired Fund in exchange  solely for full and  fractional  shares of  beneficial  interest,  par value $0.001  each,  of the
Acquiring  Fund  ("Acquiring  Fund  Shares");  (ii)  the  distribution  of  Acquiring  Fund  Shares  to  the shareholders  of the Acquired Fund according to their  respective  interests in complete  liquidation of the
Acquired Fund; and (iii) the  dissolution of the Acquired Fund as soon as practicable  after the closing (as defined in Section 3,  hereinafter  called the "Closing"),  all upon and subject to the terms and conditions of this Plan hereinafter set forth.

         In order to consummate the Plan,  the following  actions shall be taken by the Company on behalf of the Acquiring Fund and the Acquired Fund:

1.       Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund.

         (a)      Subject to the terms and  conditions  of this Plan,  the Company on behalf of the Acquired
Fund shall  convey,  transfer and deliver to the  Acquiring  Fund at the Closing all of the Acquired  Fund's
then  existing  assets,  free and clear of all  liens,  encumbrances,  and  claims  whatsoever  (other  than shareholders'  rights of redemption),  except for cash, bank deposits,  or cash equivalent  securities in an estimated amount  necessary to (i) pay the costs and expenses in carrying out this Plan (including,  but not limited to, fees of counsel and  accountants,  and expenses of its liquidation and dissolution  contemplated hereunder).  (ii)  discharge its unpaid  liabilities on its books at the closing date (as defined in section
3,  hereinafter the "Closing Date"),  including,  but not limited to, its income dividends and capital gains distributions,  if any,  payable for the period prior to, and through,  the Closing Date; and (iii) pay such contingent  liabilities as the Board of Directors shall  reasonably deem to exist against the Acquired Fund, if any, at the Closing Date,  for which  contingent  and other  appropriate  liabilities  reserves  shall be established on the Acquired  Fund's books  (hereinafter  "Net Assets").  The Acquired Fund shall also retain any and all rights that it may have over and against  any person that may have  accrued up to and  including the close of business on the Closing Date.

         (b)      Subject to the terms and  conditions of this Plan,  the Company on behalf of the Acquiring
Fund shall at the Closing  deliver to the Acquired Fund the number of Acquiring  Fund Shares,  determined by dividing the net asset value per share of the shares of the Acquired  Fund  ("Acquired  Fund Shares") on the
Closing Date by the net asset value per share of the  Acquiring  Fund  Shares,  and  multiplying  the result thereof by the number of  outstanding  Acquired  Fund  Shares as of the close of regular  trading on the New
York Stock  Exchange  (the "NYSE") on the Closing  Date.  All such values shall be  determined in the manner and as of the time set forth in Section 2 hereof.

         (c)      Immediately  following  the Closing,  the Acquired Fund shall  distribute  pro rata to its shareholders  of record as of the close of business on the Closing Date, the Acquiring Fund Shares  received by the Acquired Fund pursuant to this Section 1 and then shall  terminate  and  dissolve.  Such  liquidation and  distribution  shall be  accomplished  by the  establishment  of  accounts  on the share  records of the
Company  relating to the Acquiring  Fund and noting in such accounts the type and amounts of Acquiring  Fund
Shares that former Acquired Fund  shareholders  are due based on their  respective  holdings of the Acquired
Fund as of the close of business on the Closing  Date.  Fractional  Acquiring  Fund Shares  shall be carried to the third decimal  place.  The Acquiring  Fund shall not issue  certificates  representing  the Acquiring
Fund shares in connection with such exchange.

2.       Valuation.

         (a)      The value of the  Acquired  Fund's  Net Assets to be  transferred  to the  Acquiring  Fund hereunder  shall be  computed  as of the  close of  regular  trading  on the NYSE on the  Closing  Date (the
"Valuation Time") using the valuation procedures set forth in Company's currently effective prospectus.

         (b)      The net asset  value of a share of the  Acquiring  Fund shall be  determined  to the third decimal point as of the Valuation Time using the valuation  procedures set forth in the Company's  currently effective prospectus.

         (c)      The net asset  value of a share of the  Acquired  Fund  shall be  determined  to the third decimal point as of the Valuation Time using the valuation  procedures set forth in the Company's  currently effective prospectus.

3.       Closing and Closing Date.

         The  consummation  of the  transactions  contemplated  hereby  shall take place at the Closing (the
"Closing").  The date of the Closing (the  "Closing  Date")  shall be December 31, 2003,  or such earlier or later date as  determined by the Company's  officers.  The Closing shall take place at the principal  office of the Company at 5:00 P.M.  Eastern time on the Closing  Date.  The Company on behalf of the Acquired  Fund shall have provided for delivery as of the Closing of the Acquired  Fund's Net Assets to be  transferred  to the account of the Acquiring Fund at the Acquiring Fund's  Custodian,  The JP Morgan Chase Bank, 4 MetroTech
Center,  Brooklyn,  NY 11245.  Also, the Company on behalf of the Acquired Fund shall produce at the Closing a list of names and  addresses of the  shareholders  of record of the Acquired Fund Shares and the number of full and fractional  shares owned by each such shareholder,  all as of the Valuation Time,  certified by its transfer  agent  or by its  President  or  Vice-President  to the  best of its or his or her  knowledge  and belief.  The Company on behalf of the Acquiring Fund shall issue and deliver a  confirmation  evidencing the
Acquiring  Fund Shares to be credited to the Acquired  Fund's  account on the Closing Date to the  Secretary of the Company,  or shall provide evidence  satisfactory to the Acquired Fund that the Acquiring Fund Shares have been  registered  in an account on the books of the  Acquiring  Fund in such  manner as the  Company on behalf of Acquired Fund may request.

4.       Representations and Warranties by the Company on behalf of the Acquired Fund.

         The Company makes the following representations and warranties about the Acquired Fund:
(a)      The Acquired Fund is a series of the Company,  a corporation  organized under the laws of the State of Maryland and validly  existing and in good standing under the laws of that  jurisdiction.  The Company is duly  registered  under the  Investment  Company Act of 1940,  as amended (the "1940 Act"),  as an open-end, management  investment  company and all of the Acquired  Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)      The Company on behalf of the Acquired  Fund is  authorized  to issue an unlimited  number of shares of beneficial  interest's  acquired Fund shares,  par value $0.001 each, each outstanding  share of which is fully paid, non-assessable, freely transferable and has full voting rights.

         (c)      The financial  statements  appearing in the Company's  Annual Report to  Shareholders  for
the  fiscal  year  ended  October  31,  2002,  audited  by  PricewaterhouseCoopers  LLP,  and the  financial statements  appearing in the Company's  Semi-Annual  Report to  Shareholders  for the period ended April 30,
2003,  fairly  present the  financial  position of the Acquired Fund as of such dates and the results of its operations for the periods indicated in conformity with generally  accepted  accounting  principles  applied on a consistent basis.

         (d)      The  Company  has the  necessary  power and  authority  to  conduct  the  Acquired  Fund's business as such business is now being conducted.

         (e)      The  Company  on  behalf of the  Acquired  Fund is not a party to or  obligated  under any provision  of the  Company's  Amended  and  Restated  Charter  or  By-laws,  or any  contract  or any  other commitment  or  obligation,  and is not  subject  to any order or  decree,  that  would be  violated  by its execution of or performance under this Plan.

         (f)      The  Acquired  Fund  does  not have  any  unamortized  or  unpaid  organizational  fees or expenses.

         (g)      The Acquired  Fund has elected to be treated as a regulated  investment  company (a "RIC")
for federal  income tax  purposes  under Part I of  Subchapter M of the  Internal  Revenue Code of 1986,  as
amended  (the  "Code")  and the  Acquired  Fund has  qualified  as a RIC for each  taxable  year  since  its inception,  and will qualify as of the Closing Date. The  consummation of the  transactions  contemplated by this Plan will not cause the  Acquired  Fund to fail to satisfy  the  requirements  of  subchapter  M of the
Code.

         (h)      The Acquired  Fund, or its agents,  (i) holds a valid Form W-8BEN,  Certificate of Foreign
Status of Beneficial Owner for United States  Withholding (or other  appropriate  series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer  Identification Number and Certification,  for each Acquired
Fund  shareholder of record,  which Form W-8 or Form W-9 can be associated with reportable  payments made by the Acquired Fund to such shareholder,  and/or (ii) has otherwise timely  instituted the appropriate  backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code.

5.       Representations and Warranties by the Company on behalf of the Acquiring Fund.

         The Company makes the following representations and warranties about the Acquiring Fund:

         (a)      The Acquiring Fund is a series of the Company,  a corporation  organized under the laws of the State of Maryland and validly  existing and in good standing  under the laws of that  jurisdiction.  The
Company is duly registered under the 1940 Act as an open-end,  management  investment company and all of the
Acquiring Fund Shares sold have been sold pursuant to an effective  registration  statement  filed under the
Securities Act of 1933, as amended (the "1933 Act").

         (b)      The Company on behalf of the Acquiring  Fund is  authorized  to issue an unlimited  number of shares of beneficial  interest's  Acquiring Fund shares, par value $0.001 each, each outstanding share of which is freely paid, non-assessable, fully transferable and has full voting rights.

         (c)      At the  Closing,  Acquiring  Fund Shares will be  eligible  for  offering to the public in those states of the United States and  jurisdictions  in which the shares of the Acquired Fund are presently eligible for offering to the public,  and there are a sufficient  number of Acquiring Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

         (d)      The financial  statements  appearing in the Company's  Annual Report to  Shareholders  for
the  fiscal  year  ended  October  31,  2002,  audited  by  PricewaterhouseCoopers  LLP,  and the  financial statements  appearing in the Company's  Semi-Annual  Report to  Shareholders  for the period ended April 30,
2003,  fairly  present the  financial  position of the Acquired Fund as of such dates and the results of its operations for the periods indicated in conformity with generally  accepted  accounting  principles  applied on a consistent basis.

         (e)      The  Company  has the  necessary  power and  authority  to conduct  the  Acquiring  Fund's business as such business is now being conducted.

         (f)      The  Company  on behalf of the  Acquiring  Fund is not a party to or  obligated  under any provision  of the  Company's  Amended  and  Restated  Charter  or  By-laws,  or any  contract  or any  other commitment  or  obligation,  and is not  subject  to any order or  decree,  that  would be  violated  by its execution of or performance under this Plan.

         (g)      The Acquiring  Fund has to be treated as a RIC for federal  income tax purposes under Part
I of Subchapter M of the Internal  Revenue Code of 1986, as amended (the "Code") and the Acquiring  Fund has qualified as a RIC for each taxable year since its  inception,  and will qualify as of the Closing Date. The consummation  of the  transactions  contemplated  by this Plan will not cause the Acquiring  Fund to fail to satisfy the requirements of subchapter M of the Code.

6.       Representations and Warranties by the Company on behalf of the Funds.

         The Company makes the following representations and warranties about the Funds:
         (a)      The  statement  of assets and  liabilities  to be created by the  Company  for each of the
Funds as of the  Valuation  Time for the purpose of  determining  the number of Acquiring  Fund Shares to be issued  pursuant  to  Section 1 of this  Plan  will  accurately  reflect  the Net  Assets in the case of the
Acquired Fund and the net assets in the case of the  Acquiring  Fund,  and  outstanding  shares,  as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (b)      At the Closing,  the Funds will have good and  marketable  title to all of the  securities and other  assets  shown on the  statement of assets and  liabilities  referred to in "(a)" above,  free and clear  of all  liens or  encumbrances  of any  nature  whatsoever,  except  such  imperfections  of title or encumbrances  as do not  materially  detract  from  the  value  or use of the  assets  subject  thereto,  or materially affect title thereto.

         (c)      Except as may be disclosed in the  Company's  current  effective  prospectus,  there is no material suit,  judicial action, or legal or administrative  proceeding pending or threatened against either of the Funds.

         (d)      There are no known  actual or proposed  deficiency  assessments  with respect to any taxes payable by either of the Funds.

         (e)      The execution,  delivery,  and  performance of this Plan have been duly  authorized by all necessary  action of the  Company's  Board of  Directors,  and this  Plan  constitutes  a valid and  binding obligation enforceable in accordance with its terms.

         (f)      The  Company  anticipates  that  consummation  of this Plan  will not cause  either of the
Funds to fail to conform to the  requirements  of Subchapter M of the Code for Federal income  taxation as a
RIC at the end of each fiscal year.

         (g)      The Company has the  necessary  power and  authority to conduct the business of the Funds, as such business is now being conducted.

7.       Intentions of the Company on behalf of the Funds.

         (a)      The Company  intends to operate each Fund's  respective  business as  presently  conducted between the date hereof and the Closing.

         (b)      The Company  intends that the  Acquired  Fund will not acquire the  Acquiring  Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

         (c)      The  Company on behalf of the  Acquired  Fund  intends,  if this Plan is  consummated,  to liquidate and dissolve the Acquired Fund.

         (d)      The  Company  intends  that,  by the  Closing,  each of the Fund's  Federal  and other tax returns  and  reports  required  by law to be filed on or before  such date shall have been  filed,  and all
Federal  and other  taxes shown as due on said  returns  shall have  either been paid or adequate  liability reserves shall have been provided for the payment of such taxes.

         (e)      At the  Closing,  the Company on behalf of the Acquired  Fund intends to have  available a copy of the shareholder  ledger  accounts,  certified by the Company's  transfer agent or its President or a
Vice-President  to the best of its or his or her knowledge and belief,  for all the  shareholders  of record of Acquired Fund Shares as of the Valuation Time who are to become  shareholders  of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

         (f)      The Company  intends to mail to each  shareholder  of record of the Acquired Fund entitled to vote at the meeting of its  shareholders at which action on this Plan is to be considered,  in sufficient time to comply with  requirements  as to notice  thereof,  a Combined Proxy  Statement and  Prospectus  that complies  in all  material  respects  with the  applicable  provisions  of Section  14(a) of the  Securities
Exchange  Act of 1934,  as  amended,  and  Section  20(a) of the 1940 Act,  and the  rules and  regulations, respectively, thereunder.

         (g)      The  Company  intends  to  file  with  the  U.S.  Securities  and  Exchange  Commission  a registration  statement  on Form N-14 under the 1933 Act  relating to the  Acquiring  Fund  Shares  issuable hereunder  ("Registration  Statements"),  and will use its best  efforts  to provide  that the  Registration
Statement  becomes  effective as promptly as practicable.  At the time the  Registration  Statement  becomes effective,  it will:  (i) comply in all material  respects with the  applicable  provisions of the 1933 Act, and the rules  and  regulations  promulgated  thereunder;  and (ii) not  contain  any  untrue  statement  of material  fact or omit to state a material  fact  required  to be stated  therein or  necessary  to make the statements therein not misleading.  At the time the Registration  Statement becomes  effective,  at the time of the  shareholders'  meeting of the Acquired  Fund,  and at the Closing Date, the prospectus and statement of additional  information  included in the Registration  Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements  therein,  in the light of the circumstances under which they were made, not misleading.

8.       Conditions Precedent to be Fulfilled by Company on behalf of the Funds.

         The  consummation  of the Plan with respect to the  Acquiring  Fund and the Acquired  Fund shall be subject to the following conditions:

         (a)      That: (i) all the  representations  and warranties  contained herein  concerning the Funds shall be true and  correct as of the  Closing  with the same  effect as though  made as of and at such date;
(ii)  performance of all  obligations  required by this Plan to be performed by the Company on behalf of the
Funds shall occur prior to the Closing;  and (iii) the Company  shall  execute a  certificate  signed by the
President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

         (b)      That the form of this Plan  shall  have  been  adopted  and  approved  by the  appropriate action of the Board of Directors of the Company on behalf of the Funds.

         (c)      That the U.S.  Securities  and Exchange  Commission  shall not have issued an  unfavorable management  report  under  Section  25(b) of the 1940 Act or  instituted  or  threatened  to  institute  any proceeding  seeking to enjoin  consummation  of the Plan under Section 25(c) of the 1940 Act. And,  further, no other legal,  administrative  or other  proceeding  shall have been  instituted or threatened  that would materially affect the financial condition of a Fund or would prohibit the transactions contemplated hereby.

         (d)      That  the  Plan  contemplated   hereby  shall  have  been  adopted  and  approved  by  the appropriate  action  of the  shareholders  of the  Acquired  Fund at an  annual or  special  meeting  or any adjournment thereof.

         (e)      That a  distribution  or  distributions  shall have been declared for each Fund,  prior to the Closing Date that,  together with all previous  distributions,  shall have the effect of distributing to shareholders  of each Fund (i) all of its ordinary  income and all of its capital  gain net income,  if any, for the period  from the close of its last  fiscal  year to the  Valuation  Time and (ii) any  undistributed ordinary  income  and  capital  gain net  income  from any prior  period.  Capital  gain net  income has the meaning assigned to such term by Section 1222(9) of the Code.

         (f)      That there  shall be  delivered  to the  Company on behalf of the Funds an opinion in form and substance  satisfactory to it from Messrs.  Stradley Ronon Stevens  & Young, LLP, counsel to the Company, to the effect  that,  subject in all  respects to the  effects of  bankruptcy,  insolvency,  reorganization, moratorium,  fraudulent  conveyance,  and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                           (1)      Acquiring  Fund  Shares to be issued  pursuant to the terms of this Plan have been duly  authorized  and, when issued and delivered as provided in this Plan,  will have been validly issued and fully paid and will be non-assessable by the Company, on behalf of the Acquiring Fund;

                           (2)      All  actions  required  to be  taken  by the  Company  and/or  Funds  to authorize and effect the Plan  contemplated  hereby have been duly authorized by all necessary action on the part of the Company and the Funds;

                           (3)      Neither the  execution,  delivery  nor  performance  of this Plan by the
Company violates any provision of the Company's  Amended and Restated Charter or By-laws,  or the provisions of any agreement or other  instrument  known to such counsel to which the Company is a party or by which the
Funds are  otherwise  bound;  this Plan is the legal,  valid and binding  obligation of the Company and each
Fund and is enforceable against the Company and/or each Fund in accordance with its terms; and

                           (4)      The Company's  registration  statement,  of which the  prospectus  dated
March 1, 2003  relating to each Fund (the  "Prospectus")  is a part,  is, at the time of the signing of this
Plan,  effective  under the 1933 Act, and, to the best knowledge of such counsel,  no stop order  suspending the effectiveness of such registration  statement has been issued,  and no proceedings for such purpose have been  instituted or are pending before or threatened by the U.S.  Securities and Exchange  Commission  under the 1933 Act, and nothing has come to counsel's  attention  that causes it to believe  that, at the time the
Prospectus  became  effective,  or at the  time  of the  signing  of  this  Plan,  or at the  Closing,  such
Prospectus  (except for the financial  statements and other financial and statistical data included therein, as to which  counsel  need not express an opinion),  contained  any untrue  statement of a material  fact or omitted to state a material fact required to be stated therein or necessary to make the  statements  therein not  misleading;  and such counsel knows of no legal or government  proceedings  required to be described in the  Prospectus,  or of any contract or document of a character  required to be described in the  Prospectus that is not described as required.

         In giving the  opinions set forth above,  counsel may state that it is relying on  certificates  of the  officers  of the  Company  with  regard to matters of fact,  and  certain  certifications  and  written statements of governmental officials with respect to the good standing of the Company.

         (g)      That the Company's  Registration  Statement  with respect to the Acquiring  Fund Shares to be delivered to the Acquired Fund's  shareholders in accordance with this Plan shall have become  effective, and no  stop  order  suspending  the  effectiveness  of the  Registration  Statement  or  any  amendment  or supplement thereto,  shall have been issued prior to the Closing Date or shall be in effect at Closing,  and no proceedings for the issuance of such an order shall be pending or threatened on that date.

         (h)      That the  Acquiring  Fund Shares to be delivered  hereunder  shall be eligible for sale by the Acquiring  Fund with each state  commission or agency with which such  eligibility  is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each shareholder of the Acquired Fund.

         (i)      That,  at the Closing,  there shall be  transferred  to the Acquiring  Fund  aggregate Net
Assets of the  Acquired  Fund  comprising  at least 90% in fair market value of the total net assets and 70%
of the fair market  value of the total gross  assets  recorded on the books of Acquired  Fund on the Closing
Date.

9.       Expenses.

         (a)      The Company  represents  and warrants that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

         (b)      The  expenses of  entering  into and  carrying  out the  provisions  of this Plan shall be borne by [the Funds on a pro rata basis in  proportion  to the  Acquiring  Fund's  and  Acquired  Fund's net
assets as of the Closing].

10.      Termination; Postponement; Waiver; Order.

         (a)      Anything  contained  in this  Plan  to the  contrary  notwithstanding,  this  Plan  may be terminated and abandoned at any time (whether  before or after approval  thereof by the  shareholders  of an
Acquired  Fund) prior to the Closing or the Closing may be  postponed  by the Company on behalf of a Fund by resolution  of the Board of Directors,  if  circumstances  develop  that, in the opinion of the Board,  make proceeding with the Plan inadvisable.

         (b)      If the  transactions  contemplated  by this  Plan have not been  consummated  by [March 1,
2004],  the Plan  shall  automatically  terminate  on that  date,  unless a later  date is  agreed to by the
Company on behalf of the relevant Funds.

         (c)      In the event of  termination  of this Plan  pursuant to the  provisions  hereof,  the same shall  become void and have no further  effect with  respect to the  Acquiring  Fund or Acquired  Fund,  and neither the Company,  the Acquiring  Fund nor the Acquired  Fund,  nor the  directors,  officers,  agents or shareholders shall have any liability in respect of this Plan.

(d)      At any time  prior to the  Closing,  any of the terms or  conditions  of this Plan may be waived by the party who is entitled to the benefit  thereof by action taken by the  Company's  Board of Directors  if, in the judgment of such Board of Directors,  such action or waiver will not have a material  adverse  affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

         (e)      The respective  representations  and warranties  contained in Sections 4 to 6 hereof shall expire  with and be  terminated  by the Plan of  Reorganization,  and  neither  the  Company  nor any of its officers,  directors,  agents or  shareholders  nor the Funds nor any of their  shareholders  shall have any liability with respect to such  representations  or warranties  after the Closing.  This provision shall not protect  any  officer,  director,  agent or  shareholder  of any of the  Funds or the  Company  against  any liability to the entity for which that  officer,  director,  agent or  shareholder  so acts or to any of the
Company's shareholders to which that officer,  director,  agent or shareholder would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross  negligence,  or reckless  disregard of the duties in the conduct of such office.

         (f)      If any order or orders of the U.S.  Securities  and  Exchange  Commission  with respect to this  Plan  shall be  issued  prior to the  Closing  and  shall  impose  any  terms or  conditions  that are determined  by action of the Board of  Directors  of the  Company  on behalf of the Funds to be  acceptable, such terms and  conditions  shall be binding as if a part of this Plan  without  further vote or approval of the  shareholders  of the Acquired Fund,  unless such terms and  conditions  shall result in a change in the method of computing  the number of Acquiring  Fund Shares to be issued to the Acquired  Fund in which event, unless such terms and conditions shall have been included in the proxy  solicitation  material  furnished to the  shareholders of the Acquired Fund prior to the meeting at which the  transactions  contemplated by this
Plan shall have been approved,  this Plan shall not be consummated  and shall  terminate  unless the Company on behalf of the  Acquired  Fund  shall  promptly  call a special  meeting  of  shareholders  at which  such conditions so imposed shall be submitted for approval.

11.      Entire Plan and Amendments.

         This  Plan  embodies  the  entire  plan of the  Company  on  behalf  of the  Funds and there are no agreements,  understandings,  restrictions,  or  warranties  between the parties  other than those set forth herein  or  herein  provided  for.  This  Plan may be  amended  only by the  Company  on behalf of a Fund in writing.  Neither this Plan nor any interest  herein may be assigned  without the prior  written  consent of the Company on behalf of the Fund corresponding to the Fund making the assignment.

12.      Notices.

         Any notice,  report,  or demand  required or  permitted  by any  provision of this Plan shall be in writing  and shall be deemed to have been  given if  delivered  or  mailed,  first  class  postage  prepaid, addressed to the Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention:  Secretary.

13.      Governing Law.
         This  Plan  shall be  governed  by and  carried  out in  accordance  with the laws of the  State of
Maryland.

         IN WITNESS  WHEREOF,  American  Skandia  Advisor  Funds,  Inc.,  on behalf ASAF  Sanford  Bernstein
Managed Index 500 Fund and the ASAF  Alliance/Bernstein  Growth + Value Fund,  has executed this Plan by its duly authorized officer, all as of the date and year first-above written.

                                                   AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                                   on behalf of
                                                   ASAF  Sanford  Bernstein  Managed  Index  500  Fund  ASAF
                                                   Alliance/Bernstein Growth + Value Fund

Attest:                                            By:

_____________________________                      ___________________________________________

                                                   Title:

                                                   ___________________________________________

5

                                                 EXHIBIT B

                                       Prospectus dated MARCH 1, 2003

         The Prospectus for the ASAF  Alliance/Berstein  Growth + Value Fund and the ASAF Sanford  Bernstein
Managed  Index 500 Fund of  American  Skandia  Advisor  Funds,  Inc.  dated  March 1, 2003,  is part of this
Prospectus/Proxy  Statement  and will be included in the proxy  solicitation  mailing to  shareholders.  The above-referenced prospectus follows in the proxy solicitation mailing.

                                                 EXHIBIT C

                                    ANNUAL REPORT dated OCOTBER 31, 2002

         The ASAF Annual Report to  Shareholders  dated  October 31, 2002, is part of this  Prospectus/Proxy
Statement  and will be included in the proxy  solicitation  mailing to  shareholders.  The  above-referenced annual report follows in the proxy solicitation mailing.

Logo
One Corporate Drive
PO Box 883
Shelton, CT  06484

3 EASY WAYS TO VOTE YOUR PROXY

1.  Automated Touch Tone Voting:  Call toll-free [1-888-221-0697]
     and use the control number shown.

2.  On the Internet at [______________________], look for ____________ and use the control number shown.

3.  Sign, Date and Return this proxy card using the enclosed postage paid envelope.

***    CONTROL NUMBER:  999  999  999  999  99    ***

FUND NAME PRINTS HERE

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF AMERICAN  SKANDIA  ADVISOR FUNDS,  INC. (THE "COMPANY")
FOR USE AT THE SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD AT 100 MULBERRY STREET,  GATEWAY CENTER THREE, 14TH FLOOR,  NEWARK,  NEW JERSEY 07102 ON NOVEMBER
21, 2003 AT 11:00 A.M. EASTERN TIME.

The undersigned hereby appoints  ___________________,  __________, and _________ and each of them, with full power of substitution,  as proxies of the undersigned to vote at the above stated Special  Meeting,  and all adjournments  thereof,  all shares of  beneficial  interest  of the Fund  named  above held of record by the undersigned  on the record date for the  Meeting,  upon the  matters  set forth on the reverse  side of this card, and upon any other matter which may properly come before the Meeting, at their discretion.

Every  properly  signed  proxy  will be  voted  in the  manner  specified  hereon  and,  in the  absence  of specification, will be voted FOR the proposals.

Date:

Sign here exactly as name(s) appear(s) on left.

Joint owners  should each sign  personally.  If only one signs,  his or her  signature  will be binding.  If the contract  owner is a trust,  custodial  account or other entity,  the name of the trust or the custodial account  should  entered and the trustee,  custodian,  etc.  should sign in his or her own name,  indicating that he or she is  "Trustee,"  "Custodian,"  or other  applicable  designation.  If the contract  owner is a partnership,  the  partnership  should  be  entered  and the  partner  should  sign in his or her own  name, indicating that he or she is a "Partner.".

(Continued on Reverse Side)

Please fill in box(es) as shown using black or blue ink or number 2 pencil.
PLEASE DO NOT USE FINE POINT PENS.

1.       TO APPROVE a PLAN OF  REORGANIZATION  OF THE  company ON BEHALF OF THE ASAF  ________________  Fund
           ("_________")  AND  THE  ASAF  ______________  Fund  ("________________")  OF THE  company,  THAT
           PROVIDES  FOR THE  ACQUISITION  OF  SUBSTANTIALLY  ALL OF THE  ASSETS  OF the  _________  fund IN
           EXCHANGE FOR SHARES OF _________  fund, THE  DISTRIBUTION  OF SUCH SHARES TO THE  SHAREHOLDERS OF
           the __________ fund, AND THE LIQUIDATION AND DISSOLUTION OF _____________ fund.

                                    STATEMENT OF ADDITIONAL INFORMATION
                                                    FOR
                                    AMERICAN SKANDIA ADVISOR FUNDS, INC.
                                        Dated September _____, 2003

                                        Acquisition of the Assets of
                              the ASAF Alliance/Bernstein Growth + Value Fund,
                              a series of American Skandia Advisor Funds, Inc.

                                    By and in exchange for shares of the
                             the ASAF Sanford Bernstein Managed Index 500 Fund,
                           also a series of American Skandia Advisor Funds, Inc.

         This Statement of Additional  Information  (SAI) relates  specifically to the proposed  delivery of substantially  all of the assets of the ASAF  Alliance/Bernstein  Growth + Value Fund for shares of the ASAF
Sanford Bernstein Managed Index 500 Fund.

         This SAI  consists  of this Cover Page and the  following  documents.  Each of these  documents  is enclosed with and is legally considered to be a part of this SAI:

1.       American Skandia Advisor Fund Inc.'s Statement of Additional Information dated March 1, 2003.

                  2.    Projected (Pro Forma) after Transaction Financial Statements.

         This SAI is not a Prospectus;  you should read this SAI in  conjunction  with the  Prospectus/Proxy
Statement dated September __, 2003,  relating to the  above-referenced  transaction.  You can request a copy of the  Prospectus/Proxy  Statement by calling  1-800-752-6342 or by writing to the American Skandia Advisor
Funds, Inc. at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

                                      Attachments to SAI (page 1 of 2)

         The American Skandia Advisor Funds,  Inc.  Statement of Additional  Information dated March 1, 2003 is part of this SAI and will be provided  to all  shareholders  requesting  this SAI.  For  purposes of this
EDGAR  filing,  the  above-referenced  SAI is  incorporated  herein by reference to the  Company's SAI filed under Rule 497(j) on May 16, 2003.

                                      Attachments to SAI (page 2 of 2)

         The following are projected  (pro forma)  financial  statements  that were prepared to indicate the anticipated  financial  information  for the combined fund following the  completion of the  reorganization.
They consist of a Pro Forma Combining  Statement of Assets and Liabilities;  a Pro Forma Combining Statement
of  Operations;  notes  relating  to  the  combining  Statements;  and a  Combined  Pro  Forma  Schedule  of
Investments.

PRO FORMA SCHEDULE OF INVESTMENTS
ASAF ALLIANCE/BERNSTEIN GROWTH + VALUE/ASAF SANFORD BERNSTEIN MANAGED INDEX 500
APRIL 30, 2003 (UNAUDITED)

                                                                                                                ASAF              ASAF                ASAF                 ASAF                 ASAF                    ASAF
                                                                                                          ALLIANCE/BERNSTEIN SANFORD BERNSTEIN   SANFORD BERNSTEIN   ALLIANCE/BERNSTEIN    SANFORD BERNSTEIN      SANFORD BERNSTEIN
COMMON STOCK                                                                                               GROWTH + VALUE   MANAGED INDEX 500   MANAGED INDEX 500     GROWTH + VALUE      MANAGED INDEX 500      MANAGED INDEX 500
                                                                                                              SHARES             SHARES        PRO FORMA COMBINED       VALUE ($)            VALUE ($)          PRO FORMA COMBINED

Advertising                           Donnelley, (R.R.)  & Sons Co.                                                       -             12,800               12,800                   -                258,048                 258,048

Aerospace                             Boeing Co.                                                                         -             14,100               14,100                   -                384,648                 384,648
                                      Goodrich Corp.                                                                     -             15,300               15,300                   -                215,271                 215,271
                                      Northrop Grumman Corp.                                                             -              2,000                2,000                   -                175,900                 175,900
                                      Raytheon Co.                                                                       -             10,700               10,700                   -                320,251                 320,251
                                      United Technologies Corp.                                                          -              5,400                5,400                   -                333,774                 333,774

Airlines                              JetBlue Airways Corp.                                                              -              8,000                8,000                   -                251,440                 251,440

Automobile Manufacturers              General Motors Corp.                                                               -             10,600               10,600                   -                382,130                 382,130
                                      PACCAR, Inc.                                                                       -              4,500                4,500                   -                262,845                 262,845

Automotive Parts                      Dana Corp.                                                                         -             17,000               17,000                   -                157,930                 157,930
                                      Genuine Parts Co.                                                              4,200              3,586                7,786             134,274                114,644                 248,918
                                      Visteon Corp.                                                                      -             30,600               30,600                   -                214,506                 214,506

Beverages                             Anheuser-Busch Companies, Inc.                                                 1,300             19,300                                   64,844                962,684               1,027,528
                                      Coca-Cola Co.                                                                      -             15,200               15,200                   -                614,080                 614,080
                                      Coca-Cola Enterprises, Inc.                                                        -             16,000               16,000                   -                311,840                 311,840
                                      PepsiCo, Inc.                                                                      -              4,600                4,600                   -                199,088                 199,088

Building Materials                    American Standard Companies, Inc.                                                  -              5,000                5,000                   -                355,950                 355,950
                                      Masco Corp.                                                                        -             23,000               23,000                   -                484,610                 484,610
                                      The Sherwin-Williams Co.                                                           -             17,300               17,300                   -                482,324                 482,324

Business Services                     Deluxe Corp.                                                                       -              2,500                2,500                   -                110,025                 110,025
                                      First Data Corp.                                                                   -             22,000               22,000                   -                863,060                 863,060
                                      Fiserv, Inc.                                                                       -             14,000               14,000                   -                412,160                 412,160

Cable Television                      Comcast Corp. Cl-A                                                                 -             20,833               20,833                   -                664,781                 664,781
                                      Comcast Corp. Special Cl-A                                                     9,700             28,000               37,700             291,582                841,680               1,133,262
                                      Cox Communications, Inc. Cl-A                                                      -             10,500               10,500                   -                347,550                 347,550

Chemicals                             Ashland, Inc.                                                                      -              6,000                6,000                   -                177,900                 177,900
                                      Dow Chemical Co.                                                               6,375             25,800               32,175             208,080                842,112               1,050,192
                                      DuPont, (E.I.) de Nemours  & Co.                                                5,625             14,100               19,725             239,231                599,673                 838,904
                                      Eastman Chemical Co.                                                           1,100                  -                1,100              33,583                      -                  33,583
                                      FMC Corp.                                                                          -              8,900                8,900                   -                161,268                 161,268
                                      PPG Industries, Inc.                                                               -              6,300                6,300                   -                305,613                 305,613
                                      Praxair, Inc.                                                                      -              2,200                2,200                   -                127,776                 127,776
                                      Rohm  & Haas Co.                                                                    -              4,000                4,000                   -                132,440                 132,440

Clothing  & Apparel                    VF Corp.                                                                       1,500              5,812                7,312              59,010                228,644                 287,654

Computer Hardware                     Dell Computer Corp.                                                            4,200             62,600               66,800             121,422              1,809,766               1,931,188
                                      Hewlett-Packard Co.                                                           15,325                  -               15,325             249,798                      -                 249,798
                                      Hewlett-Packard Co.                                                                -             81,900               81,900                   -              1,334,970               1,334,970
                                      International Business Machines Corp.                                              -             23,000               23,000                   -              1,952,700               1,952,700

Computer Services  & Software          Affiliated Computer Services, Inc. Cl-A                                            -              6,800                6,800                   -                324,360                 324,360
                                      Cisco Systems, Inc.                                                            4,300            154,400              158,700              64,672              2,322,176               2,386,848
                                      Microsoft Corp.                                                               13,900            191,600              205,500             355,423              4,899,212               5,254,635
                                      Oracle Corp.                                                                       -             60,000               60,000                   -                712,800                 712,800
                                      Symantec Corp.                                                                     -              8,800                8,800                   -                386,760                 386,760
                                      Unisys Corp.                                                                       -             22,000               22,000                   -                228,800                 228,800
                                      Veritas Software Corp.                                                             -             18,600               18,600                   -                409,386                 409,386

Conglomerates                         3M Co.                                                                             -              3,000                3,000                   -                378,120                 378,120
                                      Altria Group, Inc.                                                             1,950             62,200               64,150              59,982              1,913,272               1,973,254
                                      Cendant Corp.                                                                      -             11,500               11,500                   -                164,220                 164,220
                                      Honeywell International, Inc.                                                      -              6,000                6,000                   -                141,600                 141,600
                                      Textron, Inc.                                                                      -              3,000                3,000                   -                 88,470                  88,470
                                      Tyco International Ltd.                                                            -             15,000               15,000                   -                234,000                 234,000

Construction                          Pulte Corp.                                                                        -              1,900                1,900                   -                110,181                 110,181

Consumer Products  & Services          Avon Products, Inc.                                                                -             16,500               16,500                   -                959,805                 959,805
                                      Colgate-Palmolive Co.                                                              -             14,600               14,600                   -                834,682                 834,682
                                      Fortune Brands, Inc.                                                               -              3,800                3,800                   -                183,920                 183,920
                                      Johnson  & Johnson Co.                                                          3,100             52,275               55,375             174,716              2,946,219               3,120,935
                                      Procter  & Gamble Co.                                                             700             21,400               22,100              62,895              1,922,790               1,985,685
                                      Whirlpool Corp.                                                                    -             10,100               10,100                   -                540,249                 540,249

Electronic Components  & Equipment     Consolidated Edison, Inc.                                                          -             12,600               12,600                   -                489,762                 489,762
                                      Cooper Industries Ltd. Cl-A                                                    2,000              9,900               11,900              74,200                367,290                 441,490
                                      Eastman Kodak Co.§                                                                 -              9,100                9,100                   -                272,181                 272,181
                                      Emerson Electric Co.                                                               -              7,700                7,700                   -                390,390                 390,390
                                      General Electric Co.                                                           9,200            161,200              170,400             270,940              4,747,340               5,018,280
                                      Linear Technology Corp.                                                            -              3,800                3,800                   -                130,986                 130,986
                                      Rockwell Automation, Inc.                                                          -             10,500               10,500                   -                239,400                 239,400
                                      Sanmina-SCI Corp.                                                                  -             65,000               65,000                   -                312,000                 312,000
                                      Solectron Corp.                                                               15,600                  -               15,600              49,764                      -                  49,764

Entertainment  & Leisure               AOL Time Warner, Inc.                                                              -             35,300               35,300                   -                482,904                 482,904
                                      Carnival Corp.                                                                     -              8,000                8,000                   -                220,720                 220,720
                                      Disney, (Walt) Co.                                                                 -             30,800               30,800                   -                574,728                 574,728
                                      Harley-Davidson, Inc.                                                              -             11,500               11,500                   -                511,060                 511,060
                                      Viacom, Inc. Cl-B                                                              7,400             11,100               18,500             321,234                481,851                 803,085

Environmental Services                Waste Management, Inc.                                                             -              7,600                7,600                   -                165,072                 165,072

Farming  & Agriculture                 Monsanto Co.                                                                       -              3,104                3,104                   -                 54,010                  54,010

Financial - Bank  & Trust              AmSouth Bancorp                                                                    -             21,000               21,000                   -                442,050                 442,050
                                      Bank of America Corp.                                                          3,100             29,700               32,800             229,555              2,199,284               2,428,839
                                      Bank One Corp.                                                                     -             22,600               22,600                   -                814,730                 814,730
                                      Charter One Financial, Inc.                                                        -              9,591                9,591                   -                278,619                 278,619
                                      FleetBoston Financial Corp.                                                    6,125             18,600               24,725             162,435                493,272                 655,707
                                      Huntington Bancshares, Inc.                                                        -              5,000                5,000                   -                 97,300                  97,300
                                      National City Corp.                                                            4,100             24,200               28,300             122,836                725,032                 847,868
                                      PNC Financial Services Group, Inc.                                                 -             10,000               10,000                   -                439,000                 439,000
                                      Regions Financial Corp.                                                        3,550                  -                3,550             119,671                      -                 119,671
                                      U.S. Bancorp                                                                       -             38,806               38,806                   -                859,553                 859,553
                                      Wachovia Corp.                                                                 5,300             32,300               37,600             202,513              1,234,183               1,436,696
                                      Wells Fargo  & Co.                                                                  -             20,700               20,700                   -                998,982                 998,982

Financial Services                    American Express Co.                                                               -              2,200                2,200                   -                 83,292                  83,292
                                      Capital One Financial Corp.                                                        -             14,000               14,000                   -                586,180                 586,180
                                      Citigroup, Inc.                                                               10,000             91,633              101,633             392,499              3,596,595               3,989,094
                                      Countrywide Financial Corp.                                                        -              2,000                2,000                   -                135,200                 135,200
                                      Fannie Mae                                                                     2,325             19,800               22,125             168,307              1,433,322               1,601,629
                                      Freddie Mac                                                                    6,175             26,400               32,575             357,533              1,528,560               1,886,093
                                      Golden West Financial Corp.                                                    1,900                  -                1,900             143,298                      -                 143,298
                                      Goldman Sachs Group, Inc.                                                      2,500              8,000               10,500             189,750                607,200                 796,950
                                      J.P. Morgan Chase  & Co.                                                            -              5,570                5,570                   -                163,480                 163,480
                                      KeyCorp                                                                            -             25,000               25,000                   -                602,750                 602,750
                                      Lehman Brothers Holdings, Inc.                                                 3,100              6,800                9,900             195,207                428,196                 623,403
                                      MBIA, Inc.                                                                         -              1,350                1,350                   -                 60,345                  60,345
                                      MBNA Corp.                                                                    16,500             52,950               69,450             311,850              1,000,755               1,312,605
                                      Morgan Stanley Dean Witter  & Co.                                                   -             15,800               15,800                   -                707,050                 707,050
                                      Union Planters Corp.                                                               -              3,600                3,600                   -                102,744                 102,744
                                      Washington Mutual, Inc.                                                        7,537             22,950               30,487             297,712                906,525               1,204,237

Food                                  Albertson's, Inc.                                                                  -              2,500                2,500                   -                 49,650                  49,650
                                      Archer Daniels Midland Co.                                                         -             27,138               27,138                   -                300,689                 300,689
                                      ConAgra Foods, Inc.                                                                -             22,769               22,769                   -                478,149                 478,149
                                      Heinz, (H.J.) Co.                                                                  -             12,700               12,700                   -                379,476                 379,476
                                      Kroger Co.                                                                         -             10,900               10,900                   -                155,870                 155,870
                                      Safeway, Inc.                                                                  6,300                  -                6,300             104,706                      -                 104,706
                                      Sara Lee Corp.                                                                     -             20,100               20,100                   -                337,278                 337,278
                                      SUPERVALU, Inc.                                                                    -              7,400                7,400                   -                121,878                 121,878

Healthcare Services                   Cardinal Health, Inc.                                                          3,600             15,100               18,700             199,008                834,728               1,033,736
                                      HCA, Inc.                                                                          -              8,500                8,500                   -                272,850                 272,850
                                      Health Management Associates, Inc. Cl-A                                            -             36,000               36,000                   -                614,160                 614,160
                                      Humana, Inc.                                                                       -             23,300               23,300                   -                257,465                 257,465
                                      Tenet Healthcare Corp.                                                             -              7,500                7,500                   -                111,300                 111,300
                                      UnitedHealth Group, Inc.                                                       3,300             13,000               16,300             304,029              1,197,690               1,501,719
                                      WellPoint Health Networks, Inc.                                                    -              7,400                7,400                   -                561,956                 561,956

Industrial Products                   Crane Co.                                                                          -              9,500                9,500                   -                185,535                 185,535

Insurance                             ACE Ltd.                                                                           -             16,000               16,000                   -                529,280                 529,280
                                      Aetna, Inc.                                                                    2,400                  -                2,400             119,520                      -                 119,520
                                      Allstate Corp.                                                                     -              9,700                9,700                   -                366,563                 366,563
                                      American International Group, Inc.                                             4,500             49,494               53,994             260,774              2,868,178               3,128,952
                                      AON Corp.                                                                          -              8,600                8,600                   -                190,576                 190,576
                                      Chubb Corp.                                                                    4,675              5,900               10,575             247,261                312,051                 559,312
                                      CIGNA Corp.                                                                        -              7,300                7,300                   -                381,790                 381,790
                                      MetLife, Inc.                                                                  4,600             19,700               24,300             132,158                565,981                 698,139
                                      St. Paul Companies, Inc.                                                           -             11,971               11,971                   -                411,084                 411,084
                                      Torchmark Corp.                                                                1,650              9,500               11,150              63,938                368,125                 432,063
                                      Travelers Property Casualty Corp. Cl-A                                             -              3,958                3,958                   -                 64,238                  64,238
                                      Travelers Property Casualty Corp. CL-B                                             -              8,133                8,133                   -                132,161                 132,161
                                      XL Capital Ltd. Cl-A                                                               -              5,000                5,000                   -                411,500                 411,500

Internet Services                     eBay, Inc.                                                                         -              8,000                8,000                   -                742,160                 742,160

Machinery  & Equipment                 Caterpillar, Inc.                                                                  -              6,500                6,500                   -                341,900                 341,900
                                      Cummins, Inc.                                                                      -              3,800                3,800                   -                103,018                 103,018
                                      Eaton Corp.                                                                        -              7,000                7,000                   -                574,490                 574,490

Medical Supplies  & Equipment          Abbott Laboratories                                                                -             15,000               15,000                   -                609,450                 609,450
                                      Amgen, Inc.                                                                    4,700             32,700               37,400             288,157              2,004,837               2,292,994
                                      Becton Dickinson  & Co.                                                             -              2,000                2,000                   -                 70,800                  70,800
                                      Medtronic, Inc.                                                                2,400             31,400               33,800             114,576              1,499,036               1,613,612
                                      St. Jude Medical, Inc.                                                             -              2,200                2,200                   -                115,412                 115,412

Metals  & Mining                       Alcan, Inc.                                                                        -              7,100                7,100                   -                208,314                 208,314
                                      United States Steel Corp.                                                          -             18,000               18,000                   -                257,760                 257,760

Office Equipment                      Office Depot, Inc.                                                                 -              7,400                7,400                   -                 93,684                  93,684
                                      Pitney Bowes, Inc.                                                                 -              8,100                8,100                   -                284,391                 284,391

Oil  & Gas                             ChevronTexaco Corp.                                                                -             13,847               13,847                   -                869,730                 869,730
                                      ConocoPhillips                                                                 5,426             15,620               21,046             272,928                785,686               1,058,614
                                      Exxon Mobil Corp.                                                                  -             98,700               98,700                   -              3,474,240               3,474,240
                                      Halliburton Co.                                                                    -             11,000               11,000                   -                235,510                 235,510
                                      Kerr-McGee Corp.                                                                   -              2,800                2,800                   -                117,908                 117,908
                                      Marathon Oil Corp.                                                                 -             19,900               19,900                   -                453,123                 453,123
                                      Occidental Petroleum Corp.                                                     3,900             11,183               15,083             116,415                333,813                 450,228
                                      Transocean, Inc.                                                                   -              5,000                5,000                   -                 95,250                  95,250
                                      Valero Energy Corp.                                                            1,400                  -                1,400              51,450                      -                  51,450

Paper  & Forest Products               Georgia-Pacific Corp.                                                          4,700             16,000               20,700              72,568                247,040                 319,608
                                      MeadWestvaco Corp.                                                             5,200             11,283               16,483             122,668                266,166                 388,834
                                      Smurfit-Stone Container Corp.                                                  4,500                  -                4,500              63,315                      -                  63,315

Pharmaceuticals                       Allergan, Inc.                                                                     -              3,500                3,500                   -                245,875                 245,875
                                      Bristol-Meyers Squibb Co.                                                          -             18,400               18,400                   -                469,936                 469,936
                                      Cephalon, Inc.                                                                     -              8,000                8,000                   -                326,720                 326,720
                                      Gilead Sciences, Inc.                                                              -              8,900                8,900                   -                410,646                 410,646
                                      Lilly, (Eli)  & Co.                                                                 -              7,300                7,300                   -                465,886                 465,886
                                      Merck  & Co., Inc.                                                                  -             25,100               25,100                   -              1,460,318               1,460,318
                                      Pfizer, Inc.                                                                  15,800            149,880              165,680             485,850              4,608,810               5,094,660
                                      Schering-Plough Corp.                                                              -              9,100                9,100                   -                164,710                 164,710
                                      Wyeth                                                                              -             26,700               26,700                   -              1,162,251               1,162,251

Printing  & Publishing                 Gannett Co., Inc.                                                                  -              9,200                9,200                   -                696,624                 696,624

Railroads                             Burlington Northern Santa Fe Corp.                                             6,850              8,200               15,050             192,896                230,912                 423,808
                                      CSX Corp.                                                                      3,700              8,000               11,700             118,326                255,840                 374,166
                                      Norfolk Southern Corp.                                                         5,600             26,700               32,300             118,776                566,307                 685,083
                                      Union Pacific Corp.                                                                -              1,200                1,200                   -                 71,424                  71,424

Real Estate                           Equity Office Properties Trust [REIT]                                              -             22,000               22,000                   -                571,340                 571,340
                                      Equity Residential Properties Trust [REIT]                                         -              9,000                9,000                   -                233,190                 233,190

Restaurants                           Yum! Brands, Inc.                                                                  -              4,400                4,400                   -                108,680                 108,680

Retail  & Merchandising                Bed Bath  & Beyond, Inc.                                                            -             17,500               17,500                   -                691,425                 691,425
                                      Federated Department Stores, Inc.                                              3,550              5,225                8,775             108,701                159,990                 268,691
                                      Home Depot, Inc.                                                                   -              5,400                5,400                   -                151,902                 151,902
                                      Kohl's Corp.                                                                   6,400             12,000               18,400             363,520                681,600               1,045,120
                                      Lowe's Companies, Inc.                                                         4,400             26,600               31,000             193,116              1,167,474               1,360,590
                                      May Department Stores Co.                                                      5,800             13,874               19,674             125,396                299,956                 425,352
                                      Nordstrom, Inc.                                                                    -              6,200                6,200                   -                107,446                 107,446
                                      Sears, Roebuck  & Co.                                                           2,900             22,100               25,000              82,186                626,314                 708,500
                                      Tiffany  & Co.                                                                      -             12,000               12,000                   -                332,880                 332,880
                                      Walgreen Co.                                                                   5,800             35,100               40,900             178,988              1,083,186               1,262,174
                                      Wal-Mart Stores, Inc.                                                          4,400             86,700               91,100             247,808              4,882,943               5,130,751

Semiconductors                        Advanced Micro Devices, Inc.                                                       -             24,000               24,000                   -                178,560                 178,560
                                      Altera Corp.                                                                       -             18,000               18,000                   -                284,580                 284,580
                                      Applied Materials, Inc.                                                            -             41,000               41,000                   -                598,600                 598,600
                                      Intel Corp.                                                                   12,100            114,100              126,200             222,640              2,099,440               2,322,080
                                      Maxim Integrated Products, Inc.                                                    -             13,100               13,100                   -                514,699                 514,699
                                      Micron Technology, Inc.                                                            -              8,000                8,000                   -                 68,000                  68,000
                                      Seagate Technology, Inc. Rights                                                    -              3,400                3,400                   -                      -                       -

Telecommunications                    AT &T Corp.                                                                         -             31,880               31,880                   -                543,554                 543,554
                                      BellSouth Corp.                                                                3,400             23,000               26,400              86,666                586,270                 672,936
                                      Corning, Inc.                                                                 12,163             63,096               75,259              65,923                341,980                 407,903
                                      EchoStar Communications Corp. Cl-A                                                 -              9,000                9,000                   -                269,640                 269,640
                                      Lucent Technologies, Inc.                                                          -            160,000              160,000                   -                288,000                 288,000
                                      Motorola, Inc.                                                                     -             11,000               11,000                   -                 87,010                  87,010
                                      Nextel Communications, Inc. Cl-A                                                   -             43,000               43,000                   -                635,970                 635,970
                                      Nokia Corp. Cl-A [ADR]                                                        12,700             15,000               27,700             210,439                248,550                 458,989
                                      QUALCOMM, Inc.                                                                     -             15,700               15,700                   -                500,673                 500,673
                                      Qwest Communications International, Inc.                                      34,200             81,592              115,792             128,934                307,602                 436,536
                                      SBC Communications, Inc.                                                           -             42,900               42,900                   -              1,002,144               1,002,144
                                      Sprint Corp.                                                                   7,000             30,000               37,000              80,570                345,300                 425,870
                                      Tellabs, Inc.                                                                 12,400                  -               12,400              76,632                      -                  76,632
                                      Verizon Communications, Inc.                                                       -             36,372               36,372                   -              1,359,586               1,359,586

Transportation                        United Parcel Service, Inc. Cl-B                                                   -              8,100                8,100                   -                503,172                 503,172

Utilities                             Allegheny Energy, Inc.                                                             -             12,000               12,000                   -                 99,600                  99,600
                                      Ameren Corp.                                                                       -              7,700                7,700                   -                315,546                 315,546
                                      American Electric Power Co., Inc.                                              6,500             19,300               25,800             171,470                509,134                 680,604
                                      Cinergy Corp.                                                                      -              8,139                8,139                   -                277,865                 277,865
                                      CMS Energy Corp.                                                                   -             21,500               21,500                   -                133,945                 133,945
                                      Constellation Energy Group, Inc.                                                   -             12,200               12,200                   -                357,216                 357,216
                                      Edison International Co.                                                           -              5,500                5,500                   -                 80,245                  80,245
                                      Entergy Corp.                                                                      -              9,000                9,000                   -                419,490                 419,490
                                      Exelon Corp.                                                                       -              4,100                4,100                   -                217,464                 217,464
                                      PPL Corp.                                                                      2,600             13,000               15,600              94,120                470,600                 564,720
                                      Sempra Energy                                                                  2,500              4,000                6,500              67,100                107,360                 174,460
                                                                                                         ----------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCK                                                                                                 413,701          4,405,214            4,798,315          11,682,344            129,289,295             140,971,639
                                                                                                         -----------------------------------------------------------------------------------------------------------------------------
   (COST $12,876,056, $145,127,673,  & $158,003,729 RESPECTIVELY)

FOREIGN STOCK
Automotive Parts                      Magna International, Inc. Cl-A -- (CAD)                                        2,100                  -                2,100             123,123                      -                 123,123
                                                                                                         -----------------------------------------------------------------------------------------------------------------------------
   (COST $153,222, $0,  & $153,222 RESPECTIVELY)

SHORT-TERM INVESTMENTS
Registered Investment Companies
                                      Temporary Investment Cash Fund                                               121,794          1,089,640            1,211,434             121,794              1,089,640               1,211,434
                                      Temporary Investment Fund                                                    121,794          1,089,639            1,211,433             121,794              1,089,639               1,211,433
                                                                                                         ----------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS                                                                                       243,588          2,179,279            2,422,867             243,588              2,179,279               2,422,867
                                                                                                         -----------------------------------------------------------------------------------------------------------------------------
   (COST $243,588, $2,179,279,  & $2,422,867 RESPECTIVELY)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
Certificates of Deposits
                                      American Express Centurion                   1.34%       1/27/2004               115                985                1,100             115,071                985,339               1,100,410
                                      Bear Stearns Co., Inc.                       1.37%       1/16/2004               602              1,270                1,872             602,296              1,270,072               1,872,368
                                      Dresdner Bank                                1.78%       10/6/2003                 -                245                  245                   -                244,884                 244,884
                                      Goldman Sachs Group, Inc.                    1.30%        3/8/2004                 -              1,664                1,664                   -              1,663,971               1,663,971
                                      Morgan Stanley Dean Witter Corp.             1.33%       11/7/2003               792              3,220                4,012             791,931              3,219,858               4,011,789
                                      Merrill Lynch  & Co., Inc.                    1.48%        5/1/2003                 -              3,892                3,892                   -              3,891,923               3,891,923
                                      KBC Bank                                     1.26%        5/1/2003               194              1,258                1,452             194,018              1,257,849               1,451,867
                                      Bear Stearns Co., Inc.                       1.43%       1/15/2004                64              2,228                2,292              64,408              2,228,130               2,292,538
                                      Morgan Stanley Dean Witter Corp.             1.59%      11/10/2003               191                  -                  191             190,501                      -                 190,501
                                      National City Bank                           1.48%        5/1/2003               373                  -                  373             372,817                      -                 372,817
                                                                                                         ----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     2,331             14,762               17,093           2,331,042             14,762,026              17,093,068
                                                                                                         -----------------------------------------------------------------------------------------------------------------------------

Commercial Paper
                                      Concord Minutemen Capital                    1.27%       5/15/2003               174                434                  608             174,241              1,267,471               1,441,712
                                      Enterprise Funding Corp.                     1.27%       5/15/2003                 -                 40                   40                   -                 39,523                  39,523
                                      Fairway Finance Corp.                        1.27%       5/15/2003               290                737                1,027             290,401                737,290               1,027,691
                                      Lexington Parker Capital Corp.               1.27%       5/22/2003                 -                329                  329                   -                329,433                 329,433
                                      Scaldis Capital LLC                          1.27%       5/15/2003                95                924                1,019              94,641                923,804               1,018,445
                                      Sheffield Receivables Corp.                  1.27%       5/20/2003               126                  -                  126             126,114                      -                 126,114
                                                                                                         ----------------------------------------------------------------------------------------------------------------------------
                                                                                                                       685              2,464                3,149             685,397              3,297,521               3,982,918
                                                                                                         -----------------------------------------------------------------------------------------------------------------------------

Non-Registered Investment Companies
                                      Institutional Money Market Trust                                               1,020              6,080                7,100           1,019,816              6,080,216               7,100,032
                                                                                                         -----------------------------------------------------------------------------------------------------------------------------

Total Investment of Cash Collateral for Securities Loaned                                                            4,036             23,306               27,342           4,036,255             24,139,763              28,176,018
                                                                                                         -----------------------------------------------------------------------------------------------------------------------------
   (COST $4,036,255, $24,139,763,  & $28,176,018 RESPECTIVELY)
Total Investments
   (COST $17,309,121, $171,446,715,  & $188,755,836 RESPECTIVELY)                                                                                                            16,085,310            155,608,337             171,693,647

Liabilities in Excess of Other Assets                                                                                                                                       (4,145,156)           (24,192,734)            (28,337,890)

                                                                                                                                                                   -------------------------------------------------------------------
Net Assets                                                                                                                                                                $ 11,940,154          $ 131,415,603           $ 143,355,757
                                                                                                                                                                   -------------------------------------------------------------------

Note:  There are no adjustments to portfolio securities or other portfolio assets and liabilities as of the date of these pro forma financial statements.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
 April 30, 2003

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                                            ProForma
                                                                                                                                                            Combined
                                                                                                                    ASAF Sanford                            ASAF Sanford
                                                                                                    ASAF              Bernstein                            Bernstein
                                                                                             Alliance/Bernstein     Managed Index                         Managed Index
                                                                                               Growth + Value           500           Adjustments              500
                                                                                                ------------------------------------------------------  --------------
Assets
    Investments in securities at value (A), Including Securities Loaned at Value (B)           $    16,085,310       $ 155,608,337 $                   $ 171,693,647
    Cash                                                                                                     -                   1                                 1
    Receivable for:
        Securities sold                                                                                      -                   -                                 -
        Dividends and interest                                                                          10,171             124,473                           134,644
        Future Variation Margin                                                                              -                   -                                 -
        Fund shares sold                                                                                54,017             643,002                           697,019
    Unrealized appreciation on foreign curreny exchange contracts                                            -                   -                                 -
    Receivable from Investment Manager                                                                   3,579                   -                             3,579
    Prepaid Expenses                                                                                    28,760              24,620                            53,380
                                                                                                --------------        ------------  ------------------  ------------
        Total Assets                                                                                16,181,837         156,400,433                   -   172,582,270
                                                                                                 --------------        ------------  ------------------  ------------

Liabilities
    Cash overdraft                                                                                           -                   -                                 -
    Payable to Investment Manager                                                                            -              28,623                            28,623
    Payable upon return of securities lent                                                           4,036,255          24,139,763                        28,176,018
    Payable for:
        Securities purchased                                                                           167,857                   -                           167,857
        Fund shares redeemed                                                                                40             621,159                           621,199
        Futures Variation Margin                                                                             -                   -                                 -
        Distribution Fees                                                                                8,217              93,869                           102,086
    Accrued expenses and other liabilities                                                              29,314             101,416                           130,730
                                                                                                 -------------        ------------  ------------------  ------------
        Total Liabilities                                                                            4,241,683          24,984,830                   -    29,226,513
                                                                                                 --------------        ------------  ------------------  ------------
Net Assets                                                                                     $    11,940,154       $ 131,415,603                   - $ 143,355,757
                                                                                                 ==============        ============  ==================  ============

Components of Net Assets
Common stock (unlimited number of shares authorized, $.001 par
   value per share)                                                                            $         1,457       $      18,362 $                   $      19,819
Additional paid-in capital                                                                          15,148,299         175,753,055                       190,901,354
Undistributed net investment income (loss)                                                             (17,329)             43,637                            26,308
Accumulated net realized gain (loss) on investments                                                 (1,968,461)        (28,561,074)                      (30,529,535)
Accumulated net unrealized appreciation (depreciation) on investments                               (1,223,812)        (15,838,377)                      (17,062,189)
                                                                                                 --------------        ------------  ------------------  ------------
Net Assets                                                                                     $    11,940,154       $ 131,415,603                   - $ 143,355,757
                                                                                                 ==============        ============  ==================  ============
(A) Investments at cost                                                                        $    17,309,121       $ 171,446,714                   - $ 188,755,835
                                                                                                 ==============        ============  ==================  ============
(B) Securities Loaned at Value                                                                 $     3,914,412       $  23,385,323                   -    27,299,735
                                                                                                 ==============        ============  ==================  ============

                                                                                                                                                                                                                              ProForma
                                                                                                                                                            Combined
                                                                                                                    ASAF Sanford                            ASAF Sanford
                                                                                                    ASAF              Bernstein                            Bernstein
                                                                                             Alliance/Bernstein     Managed Index                         Managed Index
                                                                                               Growth + Value           500           Adjustments              500
                                                                                              ------------------------------------------------------  --------------
                                                           NET ASSET VALUE:
                                                               Class A:  Net Assets                  2,972,611          27,221,595                        30,194,206
                                                                     Shares Outstanding                359,574           3,752,407              50,441 *   4,162,422
                                                                      Net Asset Value
                                                                      Per Share                           8.27                7.25                              7.25

                                                               Class B:  Net Assets                  5,309,705          64,857,371                        70,167,076
                                                                     Shares Outstanding                649,691           9,093,149              95,008 *   9,837,848
                                                                      Net Asset Value
                                                                      Per Share                           8.17                7.13                              7.13

                                                               Class C:  Net Assets                  2,368,121          32,321,771                        34,689,892
                                                                     Shares Outstanding                289,733           4,531,560              42,402 *   4,863,695
                                                                      Net Asset Value
                                                                      Per Share                           8.17                7.13                              7.13

                                                               Class X:  Net Assets                  1,289,717           7,014,866                         8,304,583
                                                                     Shares Outstanding                157,712             984,955              23,428 *   1,166,095
                                                                      Net Asset Value
                                                                      Per Share                           8.18                7.12                              7.12

*Reflects the change in shares of Alliance/ Bernstein Growth + Value upon conversion to
Sanford Bernstein Managed Index 500.

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
PRO FORMA STATEMENT OF OPERATIONS
For the Twelve Months Ended April 30, 2003

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       ProForma
                                                                                                                       Combined
                                                                                 ASAF Sanford                          ASAF Sanford
                                                               ASAF              Bernstein                             Bernstein
                                                            Alliance/Bernstein   Managed Index                         Managed Index
                                                              Growth + Value           500           Adjustments          500

                                                              -----------------------------------------------------------------
Investment Income
            Interest                                        $        (5,366)     $    (50,940)                      $    (56,306)
            Dividends                                               220,959         2,573,626                          2,794,585
            Security Lending                                          4,972            30,670                             35,642
            Foreign taxes withheld                                     (685)           (4,063)                            (4,748)
                                                              --------------       -----------                        -----------
                                                                                                   ----------
                    Total Investment Income                         219,880         2,549,293              -           2,769,173
                                                              --------------       -----------     ----------         -----------

Expenses
            Advisory fees                                           120,166         1,042,723        (23,962)(a)       1,138,927
            Shareholder servicing fees                              156,289           488,187        (39,781)(b)         604,695
            Administration and accounting fees                       51,173            51,903        (43,483)(c)          59,593
            Custodian fees                                            3,841           (10,340)        (3,965)(d)         (10,464)
            Distribution Fees - Class A                              14,248           137,346                            151,594
            Distribution Fees - Class B                              54,187           633,110                            687,297
            Distribution Fees - Class C                              24,628           328,753                            353,381
            Distribution Fees - Class X                              12,858            66,928                             79,786
            Legal Fees                                                  468             5,061                              5,529
            Audit Fees                                                2,173            12,621           (326)(e)          14,468
            Directors Fees                                              768             8,158                              8,926
            Registration Fees                                        32,079            48,301        (29,513)(f)          50,867
            Printing and Postage Expenses                             9,952           107,147           (498)(g)         116,601
            Pricing Fees                                              1,198             1,392         (1,198)(h)           1,392
            Miscellaneous expenses                                      972            13,696                             14,668
                                                              --------------       -----------     ----------         -----------
                    Total Expenses                                  485,000         2,934,986       (142,726)          3,277,260
                    Less: Expense Reimbursements                   (216,842)         (465,511)       100,649 (i)        (581,704)
                                                              --------------       -----------     ----------         -----------
                    Net Expenses                                    268,158         2,469,475        (42,077)          2,695,556
                                                              --------------       -----------     ----------         -----------

Net Investment Income (Loss)                                        (48,278)           79,818         42,077              73,617
                                                              --------------       -----------     ----------         -----------

Realized and Unrealized Gain (Loss) on
          Investments
            Net realized gain (loss) on:
              Securities                                         (1,703,735)       (16,133,315)                       (17,837,050)
              Futures Contracts                                           -                 -                                  -
              Written Options Contracts                                   -                 -                                  -
              Swap Agreements                                             -                 -                                  -
               Foreign currency transactions                              -                 -                                  -
                                                                                   -----------
                                                              --------------                       ----------         -----------
            Net Realized Gain (Loss)                             (1,703,735)       (16,133,315)                       (17,837,050)
                                                              --------------       -----------     ----------         -----------
            Net change in unrealized appreciation (depreciation) on:
               Securities                                          (353,997)       (7,678,251)                        (8,032,248)
               Futures Contracts                                          -                 -                                  -
               Written Options Contracts                                  -                 -                                  -
               Swap Agreements                                            -                 -                                  -
               Translation of assets and liabilities denominated          -                 -                                  -
                 in foreign currencies                                    -                 -                                  -
                                                                                   -----------                        -----------
                                                              --------------                       ----------
            Net change in unrealized appreciation (depreciation)   (353,997)       (7,678,251)                        (8,032,248)
                                                              --------------       -----------     ----------         -----------
                                                                                                   ----------
            Net gain (loss) on investments                       (2,057,732)       (23,811,566)                       (25,869,298)
                                                              --------------       -----------     ----------         -----------

            Net Increase (Decrease) in Net Assets Resulting
              from Operations                               $    (2,106,010)     $ (23,731,748)       42,077        $ (25,795,681)
                                                              ==============       ===========     ==========         ===========

---------------------------------------------------------------------------------------------------------------------------------

(a) Reflects savings in advisory fees from the lower advisory fee rate of the acquiring Fund.
(b) Reflects savings in shareholder servicing fees from the consolidation of Fund shareholder accounts.
(c) Reflects savings in administration and accounting fees from the consolidation of Fund assets.
(d) Reflects savings in transaction-based custody fees from the consolidation of Fund assets.
(e) Reflects savings in audit fees from the elimination of the audit of one Fund.
(f) Reflects savings in state registration fees from the consolidation of Fund assets.
(g) Reflects savings in printing expense from the elimination of one Fund.
(h) Reflects savings in securities valuation fees from the consolidation of Fund assets.
(i) Reflects a reduction of total Fund operating expenses in excess of the consolidated Fund's expense limitation.

See Notes to Pro Forma Financial Statements.

AMERICAN SKANDIA ADVISOR FUNDS, INC.
NOTES TO PRO FORMA FINANCIAL STATEMENTS
April 30, 2003
(Unaudited)

1.  ORGANIZATION

American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended.  The Company was organized on March
5, 1997 as a Maryland Corporation.  The Company operates as a series company and, at April 30, 2003, consisted of 29 diversified and 2 non-diversified investment portfolios.  The following Notes and the accompanying financial statements pertain to the combination of ASAF Alliance/Bernstein Growth  & Value and
ASAF Sanford Bernstein Managed Index 500 Fund (the "Funds").  These Notes should be read in conjunction with the financial statements of ASAF Sanford Bernstein Managed Index 500 Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements utilize the pooling of interests accounting method to show the combination of the two Funds.  In this method, the combined Statement of Assets and Liabilities is constructed by the addition of these statements of each Fund.  ASAF Sanford Bernstein Managed Index 500 Fund will be the surviving entity of the business combination.  It is intended that the combination will result in a tax-free reorganization of the Funds.

The following accounting policies are in conformity with generally accepted accounting principles in the
United States of America.  Such policies are consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Security Valuation

Fund securities are valued at the close of trading on the New York Stock Exchange.  Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the Official Closing price on the NASDAQ National Securities Market.  Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.  Debt securities that mature in less than 60 days are valued at amortized cost (or market value 60 days prior to maturity).  The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.  Amortized cost reflects market value.

Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.  At April 30, 2003, there were no securities valued in accordance with such procedures.

Foreign Currency Translation

Fund securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange.  Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign equity securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received.  Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

Foreign Currency Exchange Contracts

A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts.  In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

Futures Contracts and Options

A financial futures contract calls for delivery of a particular security at a specified price and future date.  The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date.  Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount.  Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract.  Futures contracts are valued based on their quoted daily settlement prices.  Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

An option is a right to buy or sell a particular security or derivative instruments at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy
(in the case of a call option) or sell (in the case of a put option) the underlying security of the contract.  The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value.  The premium received from writing options which expire is recorded as realized gains.  The premium received from writing call and put options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased.  Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Repurchase Agreements

A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date.  The excess of the resale price over the purchase price determines the yield on the transaction.  Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price.
Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements entail a risk of loss in the event that the seller defaults on its obligation to repurchase the securities.  In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

Securities Loans

Each Fund may lend securities for the purpose of realizing additional income.  All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies.  The value of the collateral is at least equal to the market value of the securities lent.  However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral.  On the next business day, the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.  These may include the Institutional Money Market Trust, a portfolio of money market securities advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 397 days.

Deferred Organization Expenses

The Company bears all costs in connection with its organization.  All such costs are amortized on a straight-
line basis over a five-year period beginning on the date of the commencement of operations.  Unamortized organization costs of the surviving entity, if any, are carried over to the merged company.  Such costs of the acquired company, if any, are not carried over and are immediately expensed.

Investment Transactions and Investment Income

Securities transactions are accounted for on the trade date.  Realized gains and losses from securities sold are recognized on the specific identification basis.  Dividend income is recorded on the ex-dividend date.
Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Fund's sources.  Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

Multiple Classes of Shares

Each Fund is divided into Class A, B, C, and X shares.  Each class of shares is separately charged its respective distribution and service fees.  Income, and expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund.  Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

Each Portfolio is charged for expenses that are directly attributable to it.  Common expenses of the Company are allocated to the Funds in proportion to their net assets.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-divided date.  Dividends from net investment income and net realized gains from investments transactions, if any, are declared and paid at least annually by the
Funds.

                                       AMERICAN SKANDIA ADVISOR FUNDS
                                     FILE NOS. 333__________ & 811-08085

                                                 FORM N-14

                                                   PART C

OTHER INFORMATION

ITEM 15. Indemnification

         Section   2-418  of  the  General   Corporation   Law  of  the  State  of  Maryland   provides  for
indemnification  of officers,  directors,  employees and agents of a Maryland  corporation.  With respect to indemnification  of the officers and directors of the Registrant,  and of other employees and agents to such extent as shall be  authorized by the Board of Directors or the By-laws of the  Registrant  and be permitted by law,  reference is made to Article VIII,  Paragraph (a)(5) of the Registrant's  Articles of Incorporation
and Article V of the Registrant's By-laws, both filed herewith.

         With  respect to liability of the  Investment  Manager to  Registrant  or to  shareholders  of ASAF
Sanford Bernstein Managed Index 500 Fund under the Investment  Management  Agreements,  reference is made to
Section 13 of each form of Investment Management Agreement filed herewith.

         With  respect  to the  Sub-Advisors'  indemnification  under  the  Sub-Advisory  Agreements  of the
Investment  Manager,  any affiliated person within the meaning of Section 2(a)(3) of the Investment  Company
Act of 1940, as amended (the "ICA"),  of the  Investment  Manager and each person,  if any, who controls the
Investment  Manager  within  the  meaning  of Section  15 of the 1933 Act,  as  amended  (the  "1933  Act"), reference is made to Section 14 of each form of Sub-Advisory Agreement filed herewith.

         With respect to Registrant's  indemnification  of American  Skandia  Marketing,  Incorporated  (the
"Distributor"),  its officers and directors and any person who controls the  Distributor  within the meaning of Section 15 of the 1933 Act,  and the  Distributor's  indemnification  of  Registrant,  its  officers  and directors and any person who controls  Registrant,  if any, within the meaning of the 1933 Act, reference is made to Section 10 of the form of Underwriting and Distribution Agreement filed herewith.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following  exhibits are  incorporated  by reference to the previously  filed document  indicated  below, except Exhibits 12(A) and 14(A):

         (1)      Copies of the charter of the Registrant as now in effect;

                  (A)      Articles of  Incorporation  of Registrant as filed on March 10, 1997 and Articles of  Amendment  of  Registrant  dated  November  11,  2002  previously  filed with
                           Post-Effective  Amendment No. 23 to Registration  Statement filed on Form N-1A on
                           December 26, 2002.

         (2)      Copies of the existing by-laws or corresponding instruments of the Registrant;

                  (A)      By-laws of Registrant  previously filed with  Post-Effective  Amendment No. 25 to
                           Registration Statement filed on Form N-1A on May 9, 2003.

         (3)      Copies of any voting  trust  agreement  affecting  more than five  percent of any class of equity securities of the Registrant;

                  Not Applicable

         (4)      Copies of the  agreement  of  acquisition,  reorganization,  merger,  liquidation  and any amendments to it;

                  (A)        The Plan of  Reorganization  is  included  in this  registration  statement  as
                             Exhibit A to the Prospectus/Proxy Statement.

         (5)      Copies  of all  instruments  defining  the  rights  of  holders  of the  securities  being
                  registered  including,   where  applicable,  the  relevant  portion  of  the  articles  of incorporation or by-laws of the Registrant;

                  (A)        Articles  of   Incorporation   and  By-laws  of  the   Registrant   filed  with
                  Post-Effective  Amendment No. 23 to Registration  Statement filed on Form N-1A on December
                  26, 2002.

         (6)      Copies of all investment  advisory  contracts  relating to the management of the assets of the Registrant;

     (A) Investment Management Agreement between American Skandia Advisor Funds, Inc., and each of
     Prudential Investments LLC, and American Skandia Investment Services, Inc. for the ASAF Sanford
     Bernstein Managed Index 500 Fund was previously filed with Post-Effective Amendment No. 25 to
     Registration Statement filed on Form N-1A on May 9, 2003.

                  (B)      Investment  Management  Agreement  between American Skandia Advisor Funds,  Inc.,
                           and  each  of  Prudential   Investments  LLC,  and  American  Skandia  Investment
                           Services,  Inc.  for  the  ASAF  Alliance/Bernstein   Growth  +  Value  Fund  was
                           previously filed with Post-Effective  Amendment No. 25 to Registration  Statement
                           filed on Form N-1A on May 9, 2003.

                  (C)      Sub-Advisory    Agreement   between   American   Skandia   Investment   Services,
                           Incorporated  and Prudential  Investments LLC and Sanford C. Bernstein  & Co., LLC
                           for the ASAF Sanford  Bernstein  Managed Index 500 Fund was previously filed with
                           Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on
                           May 9, 2003.

                  (D)      Sub-Advisory    Agreement   between   American   Skandia   Investment   Services,
                           Incorporated  and Prudential  Investments  LLC and Alliance  Capital  Management,
                           L.P. for the  Alliance/Bernstein  Growth + Value Fund was  previously  filed with
                           Post-Effective  Amendment No. 25 to Registration  Statement filed on Form N-1A on
                           May 9, 2003.

         (7)      Copies  of each  underwriting  or  distribution  contract  between  the  Registrant  and a principal  underwriter,  and  specimens  or copies  of all  agreements  between  principal underwriters and dealers;

                  (A)      Form of  Sales  Agreement  with  American  Skandia  Marketing,  Incorporated  was previously filed with  Post-Effective  Amendment No. 3 to Registration  Statement
                           filed on Form N-1A on July 9, 1997.

         (8)      Copies of all bonus,  profit sharing,  pension, or other similar contracts or arrangements wholly or partly for the  benefit of  trustees  or  officers  of the  Registrant  in their capacity as such.  Furnish a reasonably  detailed  description of any plan that is not set forth in a formal document;

                  Not Applicable

         (9)      Copies of all custodian  agreements  and depository  contracts  under Section 17(f) of the
                  1940  Act  for  securities  and  similar  investments  of the  Registrant,  including  the schedule of remuneration;

(A)      Form  of  Custody   Agreement   between   Registrant  and  PNC  Bank  was  previously   filed  with
                           Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form N-1A on
                           June 4, 1997.

(B)      Form of Amendment to Custody  Agreement  between  Registrant and PNC Bank was previously filed with
                           Post-Effective  Amendment No. 3 to  Registration  Statement filed on Form N-1A on
                           June 5, 1998.

(C)      Form of Custody  Agreement  between  Registrant  and Morgan  Stanley Trust  Company was  previously filed with  Post-Effective  Amendment No. 2 to  Registration  Statement  filed on
                           Form N-1A on June 4, 1997.

(D)      Form of Foreign Custody Manager  Delegation  Amendment  between  Registrant and The Chase Manhattan
                           Bank was previously  filed with  Post-Effective  Amendment No. 15 to Registration
                           Statement filed on Form N-1A on July 16, 2001.

(E)      Form of  Amendment  to Custody  Agreement  between  Registrant  and PFPC Trust  Company  filed with
                           Post-Effective  Amendment  No. 10  Registration  Statement  filed on Form N-1A on
                           March 2, 2000.

(F)      Form of Transfer  Agency and  Service  Agreement  between  Registrant  and  American  Skandia  Fund
                           Services,  Inc was  previously  filed  with  Post-Effective  Amendment  No. 17 to
                           Registration Statement filed on Form N-1A on October 11, 2001.

(G)      Form of Sub-transfer  Agency and Service  Agreement  between American  Skandia Fund Services,  Inc.
                           and   Boston   Financial   Data   Services,   Inc  was   previously   filed  with
                           Post-Effective  Amendment No. 20 to Registration  Statement filed on Form N-1A on
                           March 1, 2002.

         (10)     Copies of any plan  entered into by  Registrant  pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to  implementation  of the plan, and copies of any plan  entered  into by  Registrant  pursuant  to Rule  18f-3  under the 1940 Act,  any agreement  with any person  relating to  implementation  of the plan, any amendment to the plan,  and a copy  of the  portion  of the  minutes  of the  meeting  of the  Registrant's trustees describing any action taken to revoke the plan;

                  (A)        Form of  Distribution  and  Service  Plan for Class A Shares  previously  filed with  Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form
                             N-1A on June 4, 1997.

                  (B)        Form of  Distribution  and  Service  Plan for Class B Shares  previously  filed with  Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form
                             N-1A on June 4, 1997.

                  (C)        Form of  Distribution  and  Service  Plan for Class C Shares  previously  filed with  Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form
                             N-1A on June 4, 1997.

                  (D)        Form of  Distribution  and  Service  Plan for Class X Shares  previously  filed with  Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form
                             N-1A on June 4, 1997.

                  (E)        Form of Distribution and Service Plan for New Class X Shares previously filed with Post-Effective Amendment No. 2 to Registration Statement filed on Form
                             N-1A on June 4, 1997.

         (11)     An opinion and consent of counsel as to the legality of the securities  being  registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                  (A)      Opinion  and  consent  of  counsel  was  previously  filed  with   Post-Effective
                           Amendment  No. 24 to  Registration  Statement  filed on Form N-1A on February 28,
                           2003.

         (12)     An opinion,  and  consent to their use,  of counsel  or, in lieu of an opinion,  a copy of the revenue  ruling from the  Internal  Revenue  Service,  supporting  the tax matters and consequences to shareholders discussed in the prospectus;

                  (A)      Form of Opinion and Consent of Counsel  Supporting  Tax Matters and  Consequences
                           to Shareholders is filed herewith as Exhibit No. 12(A).

         (13)     Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(A)      Form of  Administration  Agreement  between  Registrant  and PFPC Inc.  was  previously  filed with
                           Post-Effective  Amendment No. 2 to  Registration  Statement filed on Form N-1A on
                           June 4, 1997.

(B)      Form of  Administration  Agreement  between  Registrant and American Skandia  Investment  Services,
                           Incorporated   previously   filed  with   Post-Effective   Amendment  No.  12  to
                           Registration Statement filed on Form N-1A on August 22, 2000.

         (14)     Copies of any other opinions,  appraisals,  or rulings,  and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

                  (A) Consent of independent auditors is to be filed subsequently.

         (15)     all financial statements omitted pursuant to Items 14(a)(1);

                  Not Applicable

         (16)     Manually  signed copies of any power of attorney  pursuant to which the name of any person has been signed to the registration statement; and

                  (A)       Powers of Attorney  previously  filed with  Post-Effective  Amendment  No. 25 to
                            Registration Statement filed on Form N-1A on May 9, 2003.

         (17)     Any additional exhibits which the registrant may wish to file.

Not Applicable

Item 17.  Undertakings

                  None

                                                              SIGNATURES
                                                              ----------

         Pursuant to the  requirements of the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant,  American
Skandia  Advisor  Funds,  Inc.,  has duly  caused  this  Registration  Statement  to be signed on its behalf by the  undersigned,  duly authorized, in the City of Shelton, and State of Connecticut, on the 29th day of August, 2003.

                                                     AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                     By: /s/Edward P. Macdonald
                                                         ----------------------
                                                          Edward P. Macdonald
                                                          Assistant Secretary

         Pursuant to the  requirements  of the  Securities  Act of 1933,  this  Registration  Statement  has been  signed  below by the following persons in the capacities and on the dates indicated.

Signature                                            Title                                       Date
---------                                            -----                                       ----

/s/ Judy A. Rice*                                    President & Director                        8/29/03
-----------------                                                                                ------
Judy A. Rice

/s/ David E.A. Carson*                               Director                                    8/29/03
----------------------                                                                           ------
David E.A. Carson

/s/ Richard G. Davy, Jr.                             Assistant Treasurer                         8/29/03
------------------------                                                                         ------
Richard G. Davy, Jr.

/s/ Robert E. LaBlanc*                               Director                                    8/29/03
----------------------                                                                           ------
Robert E. LaBlanc

/s/ Douglas H. McCorkindale*                         Director                                    8/29/03
----------------------------                                                                     ------
Douglas H. McCorkindale

/s/ Stephen P. Munn*                                 Director                                    8/29/03
--------------------                                                                             ------
Stephen P. Munn

/s/Richard A. Redeker*                               Director                                    8/29/03
----------------------                                                                           ------
Richard A. Redeker

/s/Robin B. Smith*                                   Director                                    8/29/03
------------------                                                                               ------
Robin B. Smith

/s/Stephen Stoneburn*                                Director                                    8/29/03
---------------------                                                                            ------
Stephen Stoneburn

/s/ Clay t. Whitehead*                               Director                                    8/29/03
----------------------                                                                           ------
Clay T. Whitehead

/s/Robert F. Gunia*                                  Director                                    8/29/03
-------------------                                                                              ------
Robert F. Gunia

                                            *By: /s/ Edward P. Macdonald
                                                 -----------------------
                                                  Edward P. Macdonald
                                                  Assistant Secretary

                                           *Pursuant to Powers of Attorney previously filed.

                                  AMERICAN SKANDIA ADVISOR FUNDS
                                    REGISTRATION STATEMENT ON FORM N-14
                                               EXHIBIT INDEX

              EXHIBIT NO.  DESCRIPTION

                  (12)(A)            Form of Opinion and Consent of Counsel Supporting Tax Matters and
                                     Consequences to Shareholders

                  (14)(A)            Consent of Auditors       to be filed subsequently

                                              Exhibit (12)(A)

       Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders

                                             ____________, 2003